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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

     Evergreen Select Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund for the six months ended August 31, 2007. These six series have a February 28, fiscal year end.

Date of reporting period: August 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen

INSTITUTIONAL 100% TREASURY MONEY MARKET FUND

Semiannual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional 100% Treasury Money Market Fund for the six-month period ended August 31, 2007.

The domestic equity and fixed income markets produced modest, but still positive, returns during the six-month period. Stock prices tended to rise early in the period, maintaining a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities fell back in a mid-summer market sell-off triggered by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market might lead to weakness in the economy. Stocks recovered somewhat in August as investors reacted positively to early signals that the Federal Reserve Board (the “Fed”) cut the discount rate — the rate at which the Fed lends to banks — and signaled that it was prepared to act to maintain liquidity in the financial markets. The bond market also saw considerable volatility as investors worried that inflationary pressures might increase and that the difficulties in the subprime mortgage industry might signal additional deterioration in credit quality. Interest rates of longer-maturity bonds rose and their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. However, the fixed income markets also appeared to stabilize in August 2007 with the Fed’s indications of its willingness to intervene.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy

1

LETTER TO SHAREHOLDERS continued

showed healthy growth over the six-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. GDP grew at just a 0.6% pace in the first quarter of 2007, but then reaccelerated to a rate of 3.8% in the second quarter before exhibiting signs of a moderation in the beginning of the third quarter of 2007. The economy produced strong employment gains throughout virtually the entire period, although the U.S.

Department of Labor reported that total employment fell in August. Over the six-month period, the Fed kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate by half a percentage point in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen  Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

			Lipper	Merrill
			Institutional	Lynch
		Institutional U.S. Treasury		3-Month
	Institutional	Service	Money	U.S.
	Shares	Shares	Markets	Treasury
	(Class I)	(Class IS)	Median	Bill Index†

Class inception date	12/8/1997	12/22/1997

Nasdaq symbol	EUIXX	ESIXX

6-month return	2.26%	2.14%	2.39%	2.70%

Average annual return

1-year	4.64%	4.38%	4.86%	5.29%

5-year	2.44%	2.19%	2.50%	2.89%

Since portfolio inception	3.41%	3.14%	3.41%	3.76%

7-day annualized yield	3.29%	3.04%	N/A	N/A

30-day annualized yield	3.85%	3.60%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2007, there were 169 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,022.62	$1.73
Class IS	$ 1,000.00	$ 1,021.36	$3.05
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.43	$1.73
Class IS	$ 1,000.00	$ 1,022.12	$3.05

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.34% for Class I and 0.60% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended February 28,
	August 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.26%	4.57%	2.96%	1.11%	0.70%	1.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$224,177	$98,946	$493,913	$369,460	$449,943	$487,684
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.34%[2]	0.33%	0.32%	0.33%	0.31%	0.18%
Expenses excluding waivers/reimbursements
and expense reductions	0.34%[2]	0.33%	0.32%	0.33%	0.31%	0.30%
Net investment income (loss)	4.33%[2]	4.32%	2.94%	1.09%	0.70%	1.44%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended February 28,
	August 31, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.03)	(0.01)	0[2]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.14%	4.32%	2.70%	0.86%	0.45%	1.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$292,272	$110,143	$162,313	$218,046	$256,132	$364,153
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.60%[3]	0.59%	0.57%	0.58%	0.56%	0.43%
Expenses excluding waivers/reimbursements
and expense reductions	0.60%[3]	0.59%	0.57%	0.58%	0.56%	0.55%
Net investment income (loss)	4.02%[3]	4.16%	2.64%	0.88%	0.45%	1.19%

1 Year ended February 29.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 98.1%
U.S. Treasury Bills † :
2.10%, 09/13/2007	$5,610,000	$5,607,055
2.30%, 09/13/2007	50,000,000	49,971,250
2.75%, 09/13/2007	8,635,000	8,629,063
3.00%, 10/18/2007	25,000,000	24,908,333
3.05%, 10/25/2007	15,145,000	15,079,561
3.15%, 09/20/2007	60,000,000	59,916,000
3.16%, 09/20/2007	65,000,000	64,908,711
3.30%, 11/01/2007	18,849,000	18,748,786
3.47%, 09/20/2007	50,000,000	49,922,845
3.60%, 09/13/2007– 09/20/2007	49,363,000	49,311,314
3.75%, 09/13/2007	50,000,000	49,953,125
4.10%, 10/04/2007	1,824,000	1,817,768
4.55%, 09/20/2007	69,734,000	69,592,982
4.71%, 09/06/2007	2,400,000	2,399,372
4.75%, 10/11/2007	3,672,000	3,654,074
4.76%, 09/20/2007	582,000	580,768
4.77%, 09/06/2007	412,000	411,891
4.79%, 09/06/2007	1,742,000	1,741,536
4.80%, 09/06/2007	1,205,000	1,204,679
4.81%, 10/04/2007	25,000,000	24,899,896
4.95%, 10/11/2007	3,249,000	3,232,905

Total Investments (cost $506,491,914) 98.1%		506,491,914
Other Assets and Liabilities 1.9%		9,956,545

Net Assets 100.0%		$516,448,459

†	Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total investments by credit quality as of August 31, 2007:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2007:

2-7 days	1.1%
8-60 days	95.2%
61-120 days	3.7%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007 (unaudited)

Assets
Investments at amortized cost	$506,491,914
Cash	168
Receivable for Fund shares sold	17,000,000
Prepaid expenses and other assets	12,174

Total assets	523,504,256

Liabilities
Dividends payable	581,842
Payable for Fund shares redeemed	6,394,618
Advisory fee payable	11,597
Distribution Plan expenses payable	7,685
Due to other related parties	3,908
Accrued expenses and other liabilities	56,147

Total liabilities	7,055,797

Net assets	$516,448,459

Net assets represented by
Paid-in capital	$516,782,242
Undistributed net investment income	3,093
Accumulated net realized losses on investments	(336,876)

Total net assets	$516,448,459

Net assets consists of
Class I	$224,176,551
Class IS	292,271,908

Total net assets	$516,448,459

Shares outstanding (unlimited number of shares authorized)
Class I	224,249,141
Class IS	292,232,910

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2007 (unaudited)

Investment income
Interest	$5,949,239

Expenses
Advisory fee	268,516
Distribution Plan expenses	167,529
Administrative services fee	76,719
Transfer agent fees	1,859
Trustees’ fees and expenses	2,445
Printing and postage expenses	7,235
Custodian and accounting fees	35,762
Registration and filing fees	19,623
Professional fees	14,881
Other	14,211

Total expenses	608,780
Less: Expense reductions	(2,472)

Net expenses	606,308

Net investment income	5,342,931

Net realized gains on investments	16,517

Net increase in net assets resulting from operations	$5,359,448

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2007		Year Ended
	(unaudited)		February 28, 2007

Operations
Net investment income		$5,342,931		$11,780,580
Net realized gains on investments		16,517		3,253

Net increase in net assets resulting
from operations		5,359,448		11,783,833

Distributions to shareholders from
Net investment income
Class I		(2,612,302)		(8,055,142)
Class IS		(2,729,167)		(3,725,551)

Total distributions to shareholders		(5,341,469)		(11,780,693)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	592,473,645	592,473,645	669,935,026	669,935,026
Class IS	325,610,294	325,610,294	232,295,930	232,295,930

		918,083,939		902,230,956

Net asset value of shares issued in
reinvestment of distributions
Class I	973,161	973,161	1,685,101	1,685,101
Class IS	1,411,420	1,411,420	2,340,578	2,340,578

		2,384,581		4,025,679

Payment for shares redeemed
Class I	(468,223,964)	(468,223,964)	(1,066,590,432)	(1,066,590,432)
Class IS	(144,903,237)	(144,903,237)	(286,805,906)	(286,805,906)

		(613,127,201)		(1,353,396,338)

Net increase (decrease) in
net assets resulting from
capital share transactions		307,341,319		(447,139,703)

Total increase (decrease) in net assets		307,359,298		(447,136,563)
Net assets
Beginning of period		209,089,161		656,225,724

End of period		$516,448,459		$209,089,161

Undistributed net investment income		$3,093		$1,631

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on Sep-tember 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. INVESTMENT TRANSACTIONS

On August 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2007, the Fund had $345,419 in capital loss carryovers for federal income tax purposes with $203,093 expiring in 2014 and $142,326 expiring in 2015.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2007, the Fund incurred and elected to defer post-October losses of $7,974.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended August 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

16

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19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567756 rv4    10/2007

Evergreen Institutional Money Market Fund

Evergreen

INSTITUTIONAL MONEY MARKET FUND

Semiannual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Money Market Fund for the six-month period ended August 31, 2007.

The domestic equity and fixed income markets produced modest, but still positive, returns during the six-month period. Stock prices tended to rise early in the period, maintaining a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities fell back in a mid-summer market sell-off triggered by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market might lead to weakness in the economy. Stocks recovered somewhat in August as investors reacted positively to early signals that the Federal Reserve Board (the “Fed”) cut the discount rate — the rate at which the Fed lends to banks — and signaled that it was prepared to act to maintain liquidity in the financial markets. The bond market also saw considerable volatility as investors worried that inflationary pressures might increase and that the difficulties in the subprime mortgage industry might signal additional deterioration in credit quality. Interest rates of longer-maturity bonds rose and their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. However, the fixed income markets also appeared to stabilize in August 2007 with the Fed’s indications of its willingness to intervene.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy

1

LETTER TO SHAREHOLDERS continued

showed healthy growth over the six-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. GDP grew at just a 0.6% pace in the first quarter of 2007, but then reaccelerated to a rate of 3.8% in the second quarter before exhibiting signs of a moderation in the beginning of the third quarter of 2007. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August. Over the six-month period, the Fed kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate by half a percentage point in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/19/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/19/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX

6-month return	2.66%	2.63%

Average annual return

1-year	5.34%	5.28%

5-year	2.91%	2.86%

10-year	3.93%	3.90%

7-day annualized yield	5.30%	5.25%

30-day annualized yield	5.25%	5.20%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2007, there were 393 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper
	Institutional		Institutional	Merrill Lynch
Investor	Service	Participant	Money	3-Month
Shares	Shares	Shares	Markets	U.S. Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

5/1/2001	11/26/1996	5/1/2001

EMNXX	EMSXX	EMPXX

2.60%	2.53%	2.40%	2.56%	2.70%

5.23%	5.07%	4.81%	5.13%	5.29%

2.81%	2.65%	2.40%	2.68%	2.89%

3.86%	3.67%	3.60%	3.69%	3.80%

5.20%	5.05%	4.80%	N/A	N/A

5.15%	5.00%	4.75%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,026.56	$ 0.97
Class AD	$ 1,000.00	$ 1,026.30	$ 1.22
Class IN	$ 1,000.00	$ 1,026.04	$ 1.48
Class IS	$ 1,000.00	$ 1,025.26	$ 2.24
Class P	$ 1,000.00	$ 1,023.98	$ 3.51
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.18	$ 0.97
Class AD	$ 1,000.00	$ 1,023.93	$ 1.22
Class IN	$ 1,000.00	$ 1,023.68	$ 1.48
Class IS	$ 1,000.00	$ 1,022.92	$ 2.24
Class P	$ 1,000.00	$ 1,021.67	$ 3.51

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.19%
for Class I, 0.24% for Class AD, 0.29% for Class IN, 0.44% for Class IS and 0.69% for Class P),
multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.05	0.03	0.02	0.01	0.02

Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.03)	(0.02)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.66%	5.15%	3.47%	1.51%	1.05%	1.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,065,879	$14,239,628	$12,037,126	$10,534,653	$13,392,535	$19,297,892
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.19%[2]	0.18%	0.13%	0.21%	0.21%	0.21%
Expenses excluding waivers/reimbursements
and expense reductions	0.21%[2]	0.20%	0.22%	0.21%	0.21%	0.21%
Net investment income (loss)	5.25%[2]	5.03%	3.46%	1.46%	1.06%	1.70%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS AD	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.05	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.63%	5.10%	3.41%	1.46%	1.00%	1.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$96,909	$154,493	$18,476	$4,665	$10,951	$13,017
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.24%[2]	0.24%	0.20%	0.25%	0.26%	0.26%
Expenses excluding waivers/reimbursements
and expense reductions	0.26%[2]	0.26%	0.29%	0.25%	0.26%	0.26%
Net investment income (loss)	5.21%[2]	5.10%	3.66%	1.27%	1.02%	1.58%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IN	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.05	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.60%	5.05%	3.36%	1.41%	0.95%	1.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$203,681	$123,480	$128,213	$197,022	$190,016	$252,560
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.29%[2]	0.28%	0.23%	0.31%	0.31%	0.31%
Expenses excluding waivers/reimbursements
and expense reductions	0.31%[2]	0.30%	0.32%	0.31%	0.31%	0.31%
Net investment income (loss)	5.16%[2]	4.93%	3.22%	1.44%	0.94%	1.59%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.53%	4.89%	3.21%	1.25%	0.80%	1.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,040,289	$2,868,537	$2,196,902	$2,368,390	$2,474,978	$3,082,949
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.44%[2]	0.43%	0.38%	0.46%	0.46%	0.46%
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[2]	0.45%	0.47%	0.46%	0.46%	0.46%
Net investment income (loss)	5.00%[2]	4.80%	3.13%	1.24%	0.80%	1.50%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28
	August 31, 2007
CLASS P	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.40%	4.63%	2.95%	1.00%	0.55%	1.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$64,288	$72,771	$37,038	$208,689	$144,513	$145,570
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.69%[2]	0.68%	0.61%	0.71%	0.71%	0.71%
Expenses excluding waivers/reimbursements
and expense reductions	0.71%[2]	0.70%	0.70%	0.71%	0.71%	0.71%
Net investment income (loss)	4.76%[2]	4.56%	2.55%	1.04%	0.55%	1.20%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.4%
Zais Levered Loan Fund, Ltd., Ser. 2006-1A, Class 1, FRN, 5.43%, 09/01/2007
144A + (cost $65,000,000)	$ 65,000,000	$65,000,000

CERTIFICATES OF DEPOSIT 6.1%
Abbey National plc, 5.35%, 10/24/2007	75,000,000	74,999,499
Barclays Bank plc:
5.35%, 01/25/2008	125,000,000	125,000,000
5.37%, 01/25/2008	100,000,000	100,000,000
Credit Suisse First Boston Corp., 5.41%, 09/20/2007	125,000,000	125,000,000
Deutsche Bank AG:
5.35%, 09/04/2007	70,000,000	70,000,000
5.40%, 09/04/2007	135,000,000	135,000,000
Landesbank Baden-Wurttemberg, 5.33%, 09/25/2007	81,000,000	80,998,478
Royal Bank of Canada:
5.08%, 09/05/2007	80,000,000	80,000,000
5.40%, 10/02/2007	50,000,000	50,000,000
5.42%, 02/07/2008	100,000,000	100,000,000

Total Certificates of Deposit (cost $940,997,977)		940,997,977

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.3%
Floating-rate 1.3%
Paragon Mtge. plc, Ser. 13A, Class A1, 5.62%, 09/17/2007 144A +
(cost $202,397,216)	202,397,216	202,397,216

COMMERCIAL PAPER 46.6%
Asset-Backed 28.2%
Anglesea Funding, LLC:
5.16%, 02/01/2008	56,675,000	55,457,668
5.17%, 10/16/2007	175,000,000	174,386,073
5.19%, 10/23/2007	66,100,000	65,633,508
5.21%, 09/10/2007	65,000,000	64,943,558
5.27%, 12/03/2007	94,846,000	93,597,590
5.29%, 10/09/2007	70,000,000	69,639,986
5.32%, 10/16/2007	45,000,000	44,720,700
Berkeley Square Finance, LLC, 5.28%, 10/15/2007	152,105,000	151,190,342
Broadhollow Funding, LLC:
5.58%, 12/05/2007 +	25,000,000	25,000,000
5.60%, 12/05/2007 +	50,000,000	50,000,000
5.75%, 09/24/2007 +	45,000,000	45,000,000
5.75%, 12/21/2007 +	50,000,000	50,000,000
5.79%, 12/07/2007 +	63,000,000	63,000,000
5.87%, 12/10/2007 +	50,000,000	50,000,000
Catapult-PMX Funding, LLC, 5.54%, 09/20/2007	160,000,000	160,000,000
Check Point Charlie, Inc.:
5.26%, 12/03/2007	80,000,000	78,948,000
5.28%, 10/11/2007	130,000,000	129,538,000
5.33%, 10/23/2007	50,000,000	49,637,264

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Chesham Finance, LLC:
5.10%, 01/10/2008	$100,000,000	$98,186,667
5.12%, 01/04/2008	100,000,000	98,265,906
5.16%, 07/08/2008	100,000,000	95,589,611
5.28%, 10/05/2007	150,000,000	149,318,000
Concord Minutemen Capital Co., LLC, 5.23%, 01/22/2008	66,461,000	65,109,257
Crown Point Capital Co., 5.32%, 10/19/2007	101,835,000	101,157,797
Ebury Finance, LLC:
5.17%, 10/18/2007	100,000,000	99,368,111
5.20%, 11/02/2007	125,000,000	124,183,889
Fenway Funding, LLC:
5.19%, 09/18/2007	35,000,000	34,929,358
5.20%, 09/07/2007	75,000,000	74,967,500
5.21%, 10/12/2007	65,000,000	64,642,536
5.22%, 10/30/2007	50,000,000	49,594,000
5.23%, 11/27/2007	50,000,000	49,389,833
5.26%, 01/18/2008	100,000,000	98,012,889
5.31%, 10/09/2007	50,000,000	49,741,875
5.32%, 10/11/2007	100,000,000	99,453,223
Foxboro Funding, Ltd., 5.31%, 10/30/2007	100,000,000	99,174,000
Morrigan Trust Funding, LLC:
5.18%, 11/05/2007	100,000,000	99,107,889
5.24%, 01/17/2008	75,000,000	73,526,250
Neptune Funding Corp.:
5.29%, 09/14/2007	27,950,000	27,908,929
5.30%, 09/10/2007	146,263,000	146,191,966
Park Granada, LLC, 5.18%, 09/24/2007 +	60,000,000	59,827,500
Rams Funding, LLC:
5.75%, 02/11/2008 +	427,705,819	427,705,819
5.79%, 02/11/2008 +	117,665,799	117,665,799
Rhineland Funding Capital Corp.:
5.25%, 12/21/2007	88,548,000	87,254,557
5.27%, 01/07/2008	50,000,000	49,085,070
5.29%, 09/17/2007	40,000,000	39,923,589
5.29%, 09/25/2007	50,000,000	49,845,708
5.30%, 09/11/2007	40,000,000	39,958,778
5.31%, 10/10/2007	50,000,000	49,734,500
5.32%, 09/24/2007	66,993,000	66,794,999
5.33%, 09/24/2007	50,000,000	49,852,083
Thornburg Mortgage Capital Resources, LLC, 5.33%, 09/05/2007 +	100,000,000	99,985,195

		4,356,145,772

Commercial Banks 14.9%
Bayerische Landesbank, 5.35%, 09/04/2007	225,000,000	225,000,000
Danske Corp.:
5.43%, 09/13/2007	130,000,000	129,823,525
5.47%, 09/25/2007	150,000,000	149,521,375

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Depfa Bank plc, 5.67%, 10/01/2007	$140,000,000	$139,405,175
Dexia Delaware, LLC, 5.24%, 09/04/2007	200,000,000	200,000,000
Dresdner U.S. Finance, Inc., 5.47%, 09/07/2007	300,000,000	299,893,638
Erste Finance, LLC:
5.35%, 09/04/2007	150,000,000	150,000,000
5.42%, 09/04/2007	150,000,000	150,000,000
5.50%, 09/06/2007	150,000,000	149,954,167
Landesbank Baden-Wurttemberg, 5.63%, 10/03/2007	150,000,000	149,319,709
Natixis, 5.50%, 09/21/2007	310,000,000	309,714,306
Swedbank AB:
5.52%, 09/07/2007	100,000,000	99,954,000
5.68%, 10/01/2007	150,000,000	149,361,000

		2,301,946,895

Diversified Financial Services 0.6%
ING Funding, LLC, 5.30%, 09/10/2007	100,000,000	99,911,667

Thrifts & Mortgage Finance 2.9%
Countrywide Financial Corp., 5.19%, 09/25/2007 +	30,000,000	29,909,263
Northern Rock plc:
5.64%, 09/06/2007	175,000,000	174,960,833
5.74%, 09/13/2007	250,000,000	249,641,250

		454,511,346

Total Commercial Paper (cost $7,212,515,680)		7,212,515,680

CORPORATE BONDS 28.6%
Capital Markets 8.8%
Bear Stearns Cos., FRN:
5.33%, 09/04/2007	100,000,000	100,000,000
5.43%, 09/05/2007	125,000,000	125,000,000
5.51%, 10/29/2007	140,000,000	140,088,815
5.61%, 09/14/2007 144A	125,000,000	125,000,000
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	100,000,000	100,000,000
Lehman Brothers Holdings, Inc., FRN, 5.49%, 09/26/2008	150,000,000	150,000,000
Merrill Lynch & Co., Inc., FRN:
5.34%, 11/22/2007	115,000,000	115,000,000
5.51%, 09/24/2007	125,000,000	125,000,000
5.62%, 09/17/2007	75,000,000	75,000,000
Morgan Stanley, FRN:
5.37%, 09/04/2007	100,000,000	100,000,000
5.69%, 09/17/2007	200,000,000	200,000,000

		1,355,088,815

Commercial Banks 2.8%
Marshall & Ilsley Corp., 5.16%, 12/17/2007	280,000,000	279,893,556
Royal Bank of Canada, 5.40%, 10/16/2007	50,000,000	50,000,000
WestLB AG, FRN, 5.41%, 09/10/2007 144A	100,000,000	100,000,000

		429,893,556

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
Consumer Finance 4.4%
American Express Co., FRN:
5.54%, 09/17/2007	$100,000,000	$99,993,825
5.54%, 09/20/2007	120,000,000	120,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.32%, 09/04/2007	150,000,000	150,000,000
General Electric Capital Corp., FRN:
5.30%, 08/22/2008	80,000,000	80,000,000
5.69%, 09/17/2007	230,000,000	230,000,000

		679,993,825

Diversified Financial Services 6.4%
Bank of America Corp.:
5.14%, 11/13/2007	75,000,000	74,251,146
5.25%, 09/07/2007	225,000,000	224,956,250
CC USA, Inc., FRN, 5.09%, 09/05/2007 144A	75,000,000	75,000,000
Liberty Lighthouse U.S. Capital Corp., FRN:
5.32%, 09/04/2007 144A	50,000,000	50,000,000
5.32%, 10/10/2007 144A	170,000,000	169,971,692
Links Finance, LLC, FRN, 5.36%, 09/15/2007 144A +	50,000,000	50,000,000
Liquid Funding, Ltd., FRN:
5.32%, 09/04/2007 144A	60,000,000	60,000,000
5.33%, 09/04/2007 144A	100,000,000	100,000,000
Sigma Finance, Inc., FRN:
5.11%, 09/05/2007 144A	90,000,000	90,000,000
5.38%, 04/23/2008 144A	100,000,000	100,000,000

		994,179,088

Diversified Telecommunication Services 0.8%
BellSouth Corp., 4.24%, 04/26/2008 144A	125,000,000	124,077,914

Electric Utilities 1.6%
Georgia Power Co., FRN, 5.54%, 09/18/2007	75,000,000	75,000,000
Southern Co., FRN, 5.37%, 09/20/2007	175,000,000	175,000,000

		250,000,000

Insurance 2.9%
Allstate Corp., FRN:
5.51%, 09/27/2007	65,000,000	65,000,000
5.69%, 09/17/2007 144A	80,000,000	80,000,000
Genworth Financial, Inc., FRN, 5.53%, 09/11/2007 144A	100,000,000	100,000,000
ING Security Life Funding Corp., FRN, 5.47%, 09/10/2007 144A	200,000,000	200,000,000

		445,000,000

Thrifts & Mortgage Finance 0.9%
Countrywide Financial Corp., FRN:
5.44%, 10/31/2007 +	125,000,000	125,000,000
5.59%, 11/28/2007 +	20,000,000	20,000,000

		145,000,000

Total Corporate Bonds (cost $4,423,233,198)		4,423,233,198

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

FUNDING AGREEMENTS 7.0%
Genworth Life Funding Agreement, 5.38%, 09/04/2007 +	$ 100,000,000	$100,000,000
Jackson National Life Funding Agreement:
5.41%, 10/01/2007 +	100,000,000	100,000,000
5.41%, 10/02/2007 +	25,000,000	25,000,000
5.57%, 09/22/2007 +	100,000,000	100,000,000
Metropolitan Life Funding Agreement, 5.42%, 10/11/2007 +	200,000,000	200,000,000
New York Life Funding Agreement, 5.37%, 09/04/2007 +	150,000,000	150,000,000
Transamerica Occidental Funding Agreement:
5.51%, 10/01/2007 +	65,000,000	65,000,000
5.52%, 09/01/2007 +	100,000,000	100,000,000
5.53%, 09/01/2007 +	235,000,000	235,000,000

Total Funding Agreements (cost $1,075,000,000)		1,075,000,000

MASTER NOTE 1.0%
Goldman Sachs Group, Inc., 5.35%, 04/18/2008 + (cost $150,000,000)	150,000,000	150,000,000

MUNICIPAL OBLIGATIONS 0.3%
HOUSING 0.3%
New York, NY Hsg. Dev. Corp. MHRB, 5.65%, VRDN, (LOC: Landesbank Hessen)
(cost $50,000,000)	50,000,000	50,000,000

YANKEE OBLIGATIONS - CORPORATE 5.5%
Commercial Banks 3.9%
Anglo Irish Bank Corp. plc, FRN, 5.36%, 09/05/2007 144A	150,000,000	150,000,000
Bank of Ireland, FRN, 5.31%, 09/14/2007 144A	175,000,000	175,000,000
HBOS plc, FRN, 5.58%, 11/20/2007 144A	150,000,000	150,000,000
HSH Nordbank AG, FRN, 5.52%, 09/21/2007 144A	125,000,000	125,000,000

		600,000,000

Diversified Financial Services 1.0%
Calyon, 5.40%, 05/14/2008	150,000,000	150,000,000

Insurance 0.6%
Irish Life & Permanent plc, FRN, 5.52%, 09/24/2007 144A	100,000,000	100,000,000

Total Yankee Obligations - Corporate (cost $850,000,000)		850,000,000

TIME DEPOSITS 2.3%
Societe Generale, 5.19%, 09/04/2007	200,000,000	200,000,000
State Street Corp., 4.00%, 09/04/2007	61,237,769	61,237,769
SunTrust Banks, Inc., 5.32%, 09/04/2007	100,000,000	100,000,000

Total Time Deposits (cost $361,237,769)		361,237,769

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.7%
FHLB, 5.375%, 02/28/2008	50,000,000	50,000,000
FHLMC, 5.35%, 03/26/2008	50,000,000	50,000,000

Total U.S. Government & Agency Obligations (cost $100,000,000)		100,000,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Liquid Reserves Fund, Class A, 5.25% q	4,010,829	$4,010,829
Federated Prime Value Obligation Fund, Class IS, 5.33% q	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund, Class IS, 3.69% q	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $15,435,883,208) 99.8%		15,435,883,208
Other Assets and Liabilities 0.2%		35,163,770

Net Assets 100.0%		$15,471,046,978

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2007.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond

The following table shows the percent of total investments by credit quality as of August 31, 2007:

Tier 1	99.2%
Tier 2	0.8%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2007:

1 day	2.6%
2-7 days	24.6%
8-60 days	46.9%
61-120 days	9.9%
121-240 days	12.9%
241+ days	3.1%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007 (unaudited)

Assets
Investments at amortized cost	$15,435,883,208
Receivable for Fund shares sold	6,342,353
Interest receivable	84,447,429
Prepaid expenses and other assets	178,541

Total assets	15,526,851,531

Liabilities
Dividends payable	52,509,479
Payable for Fund shares redeemed	1,920,398
Advisory fee payable	72,474
Distribution Plan expenses payable	89,142
Due to other related parties	111,842
Accrued expenses and other liabilities	1,101,218

Total liabilities	55,804,553

Net assets	$15,471,046,978

Net assets represented by
Paid-in capital	$15,484,598,485
Undistributed net investment income	169,124
Accumulated net realized losses on investments	(13,720,631)

Total net assets	$15,471,046,978

Net assets consists of
Class I	$12,065,879,253
Class AD	96,908,988
Class IN	203,681,267
Class IS	3,040,289,399
Class P	64,288,071

Total net assets	$15,471,046,978

Shares outstanding (unlimited number of shares authorized)
Class I	12,075,939,855
Class AD	96,915,035
Class IN	203,742,279
Class IS	3,043,959,972
Class P	64,310,096

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2007 (unaudited)

Investment income
Interest	$488,603,344

Expenses
Advisory fee	9,803,982
Distribution Plan expenses
Class AD	31,436
Class IN	73,358
Class IS	3,942,356
Class P	213,629
Administrative services fee	5,422,553
Transfer agent fees	506,349
Trustees’ fees and expenses	152,828
Printing and postage expenses	37,537
Custodian and accounting fees	2,188,720
Registration and filing fees	202,842
Professional fees	124,811
Other	157,420

Total expenses	22,857,821
Less: Expense reductions	(197,659)
Fee waivers	(1,668,843)

Net expenses	20,991,319

Net investment income	467,612,025

Net realized gains or losses on investments
Net realized losses on investments	(605,505)
Net increase from payment by affiliate for losses realized on securities	627,319

Net realized gains on investments	21,814

Net increase in net assets resulting from operations	$467,633,839

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2007		Year Ended
	(unaudited)		February 28, 2007 (a)

Operations
Net investment income		$467,612,025		$751,679,480
Net realized gains or losses on
investments		21,814		(785,146)

Net increase in net assets resulting
from operations		467,633,839		750,894,334

Distributions to shareholders from
Net investment income
Class I		(380,140,558)		(613,888,411)
Class AD		(3,253,288)		(3,219,082)
Class IN		(3,761,027)		(6,422,176)
Class IS		(78,411,801)		(125,283,696)
Class P		(2,021,478)		(1,927,868)
Class RV		0		(54,373)
Class RC		0		(884,463)

Total distributions to shareholders		(467,588,152)		(751,680,069)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	38,004,765,052	38,004,765,052	71,003,984,256	71,003,984,256
Class AD	117,439,743	117,439,743	440,028,129	440,028,129
Class IN	270,136,183	270,136,183	439,147,007	439,147,007
Class IS	5,148,947,743	5,148,947,743	8,371,234,364	8,371,234,364
Class P	214,598,449	214,598,449	263,381,380	263,381,380
Class RV	0	0	13,275,983	13,275,983
Class RC	0	0	48,900,579	48,900,579

		43,755,887,170		80,579,951,698

Net asset value of shares issued in
reinvestment of distributions
Class I	85,745,464	85,745,464	124,057,147	124,057,147
Class AD	2,894,985	2,894,985	2,799,146	2,799,146
Class IN	3,215,132	3,215,132	4,588,831	4,588,831
Class IS	35,642,186	35,642,186	55,401,261	55,401,261
Class P	1,765,655	1,765,655	1,574,541	1,574,541
Class RV	0	0	12,878	12,878
Class RC	0	0	431,986	431,986

		129,263,422		188,865,790

Payment for shares redeemed
Class I	(40,264,289,208)	(40,264,289,208)	(68,924,896,836)	(68,924,896,836)
Class AD	(177,922,464)	(177,922,464)	(306,809,761)	(306,809,761)
Class IN	(193,151,720)	(193,151,720)	(448,464,480)	(448,464,480)
Class IS	(5,012,845,762)	(5,012,845,762)	(7,754,859,111)	(7,754,859,111)
Class P	(224,849,020)	(224,849,020)	(229,222,918)	(229,222,918)
Class RV	0	0	(15,158,894)	(15,158,894)
Class RC	0	0	(63,493,483)	(63,493,483)

		(45,873,058,174)		(77,742,905,483)

Net increase (decrease) in net
assets resulting from capital
share transactions		(1,987,907,582)		3,025,912,005

Total increase (decrease) in net assets		(1,987,861,895)		3,025,126,270
Net assets
Beginning of period		17,458,908,873		14,433,782,603

End of period		$15,471,046,978		$17,458,908,873

Undistributed net investment income		$169,124		$145,251

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $1,668,843.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

On August 17, 2007, Wachovia purchased $831,721,000 of securities from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $627,319 and is reflected in the Statement of Operations as a payment by affiliate for losses realized on securities.

4. DISTRIBUTION PLANS

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%

5. INVESTMENT TRANSACTIONS

On August 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of February 28, 2007, the Fund had $13,735,935 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2011	2012	2013	2014	2015

$231,626	$3,787,001	$6,953,685	$34,753	$235,044	$1,361,298	$1,132,528

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2007, the Fund incurred and elected to defer post-October losses of $6,510.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended August 31, 2007, the Fund had no borrowings.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567757 rv4 10/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567757  rv4  10/2007

Evergreen Institutional Municipal Money Market Fund

Evergreen

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
39	STATEMENT OF ASSETS AND LIABILITIES
40	STATEMENT OF OPERATIONS
41	STATEMENTS OF CHANGES IN NET ASSETS
42	NOTES TO FINANCIAL STATEMENTS
48	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the Semiannual Report for Evergreen Institutional Municipal Money Market Fund for the six-month period ended August 31, 2007.

The domestic equity and fixed income markets produced modest, but still positive, returns during the six-month period. Stock prices tended to rise early in the period, maintaining a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities fell back in a mid-summer market sell-off triggered by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market might lead to weakness in the economy. Stocks recovered somewhat in August as investors reacted positively to early signals that the Federal Reserve Board (the “Fed”) cut the discount rate — the rate at which the Fed lends to banks — and signaled that it was prepared to act to maintain liquidity in the financial markets. The bond market also saw considerable volatility as investors worried that inflationary pressures might increase and that the difficulties in the subprime mortgage industry might signal additional deterioration in credit quality. Interest rates of longer-maturity bonds rose and their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. However, the fixed income markets also appeared to stabilize in August 2007 with the Fed‘s indications of its willingness to intervene.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy

LETTER TO SHAREHOLDERS continued

showed healthy growth over the six-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. GDP grew at just a 0.6% pace in the first quarter of 2007, but then reaccelerated to a rate of 3.8% in the second quarter before exhibiting signs of a moderation in the beginning of the third quarter of 2007. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August. Over the six-month period, the Fed kept the fed funds rate —a key short-term interest rate — unchanged at 5.25%. However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate by half a percentage point in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX

6-month return	1.83%	1.80%

Average annual return

1-year	3.60%	3.54%

5-year	2.18%	2.12%

10-year	2.73%	2.70%

7-day annualized yield	3.85%	3.80%

30-day annualized yield	3.61%	3.56%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2007, there were 140 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

				Merrill
			Lipper	Lynch
			Institutional	3-Month
	Institutional		Tax-Exempt	U.S.
Investor	Service	Participant	Money	Treasury
Shares	Shares	Shares	Markets	Bill
(Class IN)	(Class IS)	(Class P)	Median	Index†

5/1/2001	11/25/1996	5/1/2001

EINXX	EISXX	EIPXX

1.78%	1.70%	1.57%	1.72%	2.70%

3.49%	3.34%	3.08%	3.37%	5.29%

2.07%	1.92%	1.67%	1.90%	2.89%

2.67%	2.48%	2.41%	2.43%	3.80%

3.75%	3.60%	3.35%	N/A	N/A

3.51%	3.36%	3.11%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as state and local income taxes.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,018.27	$ 1.07
Class AD	$ 1,000.00	$ 1,018.01	$ 1.32
Class IN	$ 1,000.00	$ 1,017.75	$ 1.57
Class IS	$ 1,000.00	$ 1,017.00	$ 2.33
Class P	$ 1,000.00	$ 1,015.71	$ 3.60
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.08	$ 1.07
Class AD	$ 1,000.00	$ 1,023.83	$ 1.32
Class IN	$ 1,000.00	$ 1,023.58	$ 1.58
Class IS	$ 1,000.00	$ 1,022.82	$ 2.34
Class P	$ 1,000.00	$ 1,021.57	$ 3.61

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS and 0.71% for
Class P), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.83%	3.47%	2.56%	1.29%	1.01%	1.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,194,688	$7,122,239	$6,721,625	$4,878,429	$5,035,745	$2,975,741
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.21%[2]	0.22%	0.22%	0.21%	0.22%	0.22%
Expenses excluding waivers/reimbursements
and expense reductions	0.21%[2]	0.22%	0.22%	0.21%	0.22%	0.22%
Net investment income (loss)	3.62%[2]	3.40%	2.54%	1.26%	0.98%	1.44%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS AD	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.80%	3.41%	2.51%	1.24%	0.96%	1.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$150,367	$60,149	$63,500	$94,903	$18,337	$40,613
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.26%[2]	0.26%	0.27%	0.26%	0.27%	0.27%
Expenses excluding waivers/reimbursements
and expense reductions	0.26%[2]	0.26%	0.27%	0.26%	0.27%	0.27%
Net investment income (loss)	3.57%[2]	3.36%	2.41%	1.41%	0.97%	1.38%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IN	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.78%	3.36%	2.46%	1.19%	0.91%	1.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$254,219	$248,249	$189,929	$202,738	$142,411	$170,377
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.31%[2]	0.32%	0.32%	0.31%	0.32%	0.32%
Expenses excluding waivers/reimbursements
and expense reductions	0.31%[2]	0.32%	0.32%	0.31%	0.32%	0.32%
Net investment income (loss)	3.51%[2]	3.31%	2.44%	1.25%	0.90%	1.28%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.70%	3.21%	2.31%	1.04%	0.76%	1.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$753,464	$676,614	$688,734	$856,461	$881,212	$640,823
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.46%[2]	0.47%	0.47%	0.46%	0.47%	0.47%
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[2]	0.47%	0.47%	0.46%	0.47%	0.47%
Net investment income (loss)	3.36%[2]	3.15%	2.24%	1.01%	0.75%	1.20%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS P	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.57%	2.95%	2.05%	0.79%	0.51%	1.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,240	$7,159	$10,988	$92,940	$57,298	$30,334
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.71%[2]	0.72%	0.72%	0.71%	0.72%	0.72%
Expenses excluding waivers/reimbursements
and expense reductions	0.71%[2]	0.72%	0.72%	0.71%	0.72%	0.72%
Net investment income (loss)	3.11%[2]	2.85%	1.85%	0.81%	0.49%	0.92%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 94.9%
AIRPORT 3.5%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 4.07%, VRDN, (LOC: ABN
AMRO Holding NV)	$ 10,000,000	$10,000,000
Atlanta, GA Arpt. RB, Ser. 1331, 4.05%, VRDN, (Insd. by FSA & Liq.: Morgan
Stanley)	5,022,500	5,022,500
Bank of New York Co. MTC, 4.15%, VRDN, (LOC: Bank of New York Mellon
Corp.)	19,275,000	19,275,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
4.05%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
4.12%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	2,645,000	2,645,000
Chicago, IL O’Hare Intl. Arpt. ROC:
4.04%, VRDN, (SPA: Deutsche Bank AG)	5,105,000	5,105,000
4.06%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	7,810,000	7,810,000
Clark Cnty., NV Arpt. RB, Ser. 2007-330, 4.03%, VRDN, (Insd. by AMBAC & Liq.:
Morgan Stanley)	10,185,000	10,185,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. RB, Ser. 1704-Z, 4.05%, VRDN, (Insd. by
MBIA & Liq.: JPMorgan Chase & Co.)	1,585,000	1,585,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
4.05%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,180,000	2,180,000
4.06%, VRDN, (LOC: CitiBank, NA)	3,000,000	3,000,000
Dayton-Montgomery Cnty., OH Port Auth. RB, DHL 2007 Proj., Ser. A, 4.10%,
VRDN, (SPA: Deutsche Bank AG)	40,000,000	40,000,000
Denver, CO City & Cnty. Arpt. RB, Arpt. & Marina Proj., Ser. C, 4.05%, VRDN, (Insd.
by MBIA & LOC: Bank One)	5,000,000	5,000,000
Houston, TX Arpt. Sys. RB:
Ser. 0404, 4.05%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,745,000	2,745,000
Ser. 2000-441, 4.08%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,495,000	2,495,000
Ser. 2003-845, 4.05%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	2,995,000	2,995,000
JPMorgan Chase & Co. PFOTER RB:
Ser. 1760, 4.21%, VRDN, (Liq.: JPMorgan Chase & Co.)	69,135,000	69,135,000
Ser. 1761, 4.21%, VRDN, (Liq.: JPMorgan Chase & Co.)	38,075,000	38,075,000
Kenton Cnty., KY Arpt. RB, Mesaba Aviation, Inc. Proj., Ser. A, 4.08%, VRDN, (Liq.:
GE Capital Corp.)	28,315,000	28,315,000
Metropolitan Washington Arpt. Auth. RB, Ser. A, 3.75%, 09/04/2007, (LOC: Bank
of America Corp.)	3,000,000	3,000,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, 4.27%, VRDN,
(Gtd. by Boeing Co.)	5,000,000	5,000,000
Salt Lake City, Utah Spl. Facs. RB, Delta Airlines, Inc. Proj., 4.08%, VRDN, (Liq.: GE
Capital Corp.)	23,510,000	23,510,000
San Francisco, CA City & Cnty. Arpt. Auth. RB, Ser. 33-B, 3.82%, VRDN, (SPA:
DePfa Bank plc)	35,455,000	35,455,000

		324,527,500

CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 4.15%, VRDN,
(LOC: Huntington Natl. Bank)	3,200,000	3,200,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB,
Ser. A, 6.00%, VRDN, (Insd. by Radian Group, Inc. & LOC: Citizens Bank)	2,800,000	2,800,000

		6,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 7.2%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-29, 4.00%, VRDN, (LOC: ABN AMRO Holding NV)	$ 21,995,000	$21,995,000
Ser. 2003-14, 3.99%, VRDN, (Insd. by FGIC & LOC: ABN AMRO Holding NV)	2,180,000	2,180,000
Ser. 2004-03, 4.02%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Ser. 2004-07, 4.02%, VRDN, (LOC: ABN AMRO Holding NV)	19,995,000	19,995,000
Ser. 2004-10, 3.60%, 09/06/2007, (Insd. by FSA)	15,995,000	15,995,000
Ser. 2004-32, 3.85%, 12/01/2007, (LOC: ABN AMRO Holding NV)	10,200,000	10,200,000
Adams & Arapahoe Cnty., CO Sch. Dist. No. 28 ROC RR II 2015, 4.03%, VRDN,
(LOC: CitiBank, NA)	5,260,000	5,260,000
Adrian, MI Sch. Dist. ROC RR II 2124, 4.03%, VRDN, (Liq.: Citigroup, Inc.)	3,460,000	3,460,000
Alabama Board of Ed. RB, Ser. 709, 4.03%, VRDN, (Insd. by AMBAC & Liq.:
JPMorgan Chase & Co.)	5,395,000	5,395,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.98%, VRDN,
(LOC: AmSouth Bancorp)	5,265,000	5,265,000
Boerne, TX Independent Sch. Dist., Ser. 626, 4.03%, VRDN, (Liq.: JPMorgan Chase
& Co.)	6,490,000	6,490,000
Brevard Cnty., FL Sch. Board COP, Ser. 638, 4.03%, VRDN, (LOC: JPMorgan Chase
& Co.)	1,300,000	1,300,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 4.14%,
VRDN, (LOC: SunTrust Banks, Inc.)	2,415,000	2,415,000
Broward Cnty., FL Sch. Board RB, Ser. 829, 4.03%, VRDN, (Insd. by FSA & Liq.:
JPMorgan Chase & Co.)	3,285,000	3,285,000
California CDA RB, Biola Univ., Ser. B, 5.60%, VRDN, (SPA: BNP Paribas SA)	2,470,000	2,470,000
Chicago, IL Board of Ed. GO:
3.99%, VRDN, (Insd. by FSA & SPA: DePfa Bank plc)	18,000,000	18,000,000
Class A, 4.04%, VRDN, (Insd. by AMBAC & LOC: CitiBank, NA)	8,000,000	8,000,000
Cobb Cnty., GA Dev. Auth. Univ. Facs. RB, Ser. 580, 4.03%, VRDN, (Liq.: JPMorgan
Chase & Co.)	4,920,000	4,920,000
Connecticut Hlth. & Edl. Facs. Auth. RB, Quinnipiac Univ., Ser. F, 4.35%, VRDN,
(Liq.: JPMorgan Chase & Co.)	21,875,000	21,875,000
Cypress-Fairbanks, TX Independent Sch. Dist. ROC R II R 7058, 4.03%, VRDN,
(Gtd. by PSF of Texas & Liq.: Citigroup, Inc.)	12,000,000	12,000,000
Dallas, TX Independent Sch. Dist. ROC RR II 6038, 4.03%, VRDN, (LOC:
CitiBank, NA)	6,095,000	6,095,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 4.03%, VRDN, (Insd. by FSA & Liq.:
JPMorgan Chase & Co.)	5,365,000	5,365,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II R 2196, 4.03%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,140,000	5,140,000
RR II R 3030, 4.03%, VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	5,140,000	5,140,000
El Paso, TX Independent Sch. Dist. GO:
ROC RR II R 2221, 4.03%, VRDN, (Gtd. by PSF & Liq.: Citigroup, Inc.)	5,910,000	5,910,000
Ser. 1035, 4.03%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,795,000	5,795,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 4.03%, VRDN, (LOC:
US Bank)	12,110,000	12,110,000
Garland, TX Independent Sch. Dist. RB, 4.03%, VRDN, (Liq.: JPMorgan Chase
& Co.)	3,900,000	3,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 4.03%, VRDN, (LOC: CitiBank, NA)	$ 5,385,000	$5,385,000
Hays, TX Consolidated Independent Sch. Dist. RB, Ser. 632, 4.03%, VRDN, (Liq.:
JPMorgan Chase & Co.)	3,850,000	3,850,000
Houston, TX Independent Sch. Dist. RB, Ser. 494, 4.05%, VRDN, (Liq.: Morgan
Stanley)	3,745,000	3,745,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 4.03%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
Univ. of Chicago, Ser. A, 4.04%, VRDN, (LOC: CitiBank, NA)	5,000,000	5,000,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 4.05%, VRDN, (LOC: AmSouth
Bancorp)	2,080,000	2,080,000
Kane & Du Page Cntys., IL Cmnty. Unit Sch. Dist. ROC RR II R 2186, 4.03%, VRDN,
(Insd. by FSA & LOC: Citigroup, Inc.)	6,400,000	6,400,000
Maine Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1572, 4.03%, VRDN, (Insd. by
AMBAC & Liq.: JPMorgan Chase & Co.)	8,465,000	8,465,000
Manor, TX Independent Sch. Dist. Sch. Bldg. RB, 3.78%, 08/01/2008, (Gtd. by PSF
of Texas & SPA: DePfa Bank plc)	8,065,000	8,065,000
Mansfield, TX Independent Sch. Dist. ROC RR II R 6005, 4.03%, VRDN, (Gtd. by
PSF & Liq.: CitiBank, NA)	8,770,000	8,770,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1003, 4.01%, VRDN, (LOC: Bank
of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.97%, VRDN, (Gtd. by TD Banknorth, Inc.)	12,935,000	12,935,000
Northfield Mount Hermon Proj., Ser. A, 5.90%, VRDN, (LOC: Bank of America
Corp.)	25,000,000	25,000,000
Suffolk Univ. Proj., Ser. A, 4.04%, VRDN, (LOC: Citizens Bank)	12,775,000	12,775,000
McPherson, KS Edl. Facs. RB:
Ser. A, 3.95%, VRDN, (LOC: Bank of America Corp.)	3,940,000	3,940,000
Ser. B, 3.95%, VRDN, (LOC: Bank of America Corp.)	2,415,000	2,415,000
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts, 4.10%, VRDN, (Insd.
by MBIA & SPA: Merrill Lynch & Co., Inc.)	2,885,000	2,885,000
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Eagle-20070043, Class A, 4.03%, VRDN,
(Insd. by AMBAC)	19,800,000	19,800,000
Miami-Dade County, FL Edl. Facs. Auth. PFOTER, Ser. 1020, 4.08%, VRDN, (Insd. by
AMBAC & Liq.: Merrill Lynch & Co., Inc.)	26,475,000	26,475,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 3.92%, VRDN, (SPA:
Allied Irish Banks plc)	2,255,000	2,255,000
Mishawaka, IN Sch. Bldg. ROC RR II R 3024, 4.03%, VRDN, (Liq.: Citigroup, Inc.)	6,870,000	6,870,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 4.03%, VRDN, (Insd. by FGIC
& LOC: JPMorgan Chase & Co.)	5,435,000	5,435,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 3.98%, VRDN, (SPA: Allied Irish Banks plc)	10,000,000	10,000,000
Ser. F, 4.75%, 04/23/2008, (Gtd. by Proctor Academy)	2,500,000	2,511,425
New York Dorm. Auth. RRB, 3.54%, 10/11/2007, (Insd. by MBIA & Liq.: Dexia SA)	9,925,000	9,925,000
North Carolina Facs. Fin. Agcy. RB:
Eagle-20070016, Class A, 4.02%, VRDN, (SPA: Landesbank Hessen-Thüringen
Girozentrale)	16,000,000	16,000,000
Eagle-720050060, Class A, 4.04%, VRDN, (LOC: CitiBank, NA)	7,550,000	7,550,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Northampton Cnty., PA Auth. RB, Lafayette College Proj., 4.50%, 11/15/2007	$ 7,000,000	$7,012,794
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 4.03%, VRDN,
(Insd. by FGIC & LOC: US Bank)	21,080,000	21,080,000
Northwest, TX Independent Sch. Dist., Ser. 2007-153, 4.01%, VRDN, (Gtd. by PSF
of Texas & LOC: Bank of America Corp.)	8,295,000	8,295,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 4.06%, VRDN, (LOC: KeyCorp)	2,125,000	2,125,000
Columbus College of Art Proj., 4.10%, VRDN, (LOC: Huntington Natl. Bank)	9,700,000	9,700,000
Univ. of Ohio Proj., 4.10%, VRDN, (LOC: Huntington Natl. Bank)	4,835,000	4,835,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj, 4.00%, VRDN, (LOC: Bank
of America Corp.)	4,560,000	4,560,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 4.05%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. Dist. ROC RR II R 6032, 4.03%, VRDN, (Liq.:
Citigroup, Inc.)	6,200,000	6,200,000
Princeton, OH Sch. Dist. MSTR RB, 4.02%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
Rhode Island Hlth. & Edl. Facs. Auth. RB, Roger Williams Univ. Proj., Ser. A, 6.00%,
VRDN, (LOC: Bank of America Corp.)	25,535,000	25,535,000
Santa Fe, NM Edl. Facs. Auth. RB, College of Santa Fe Proj., 6.00%, VRDN, (LOC:
Royal Bank of Canada)	25,000,000	25,000,000
Southern Illinois Univ. RB, Ser. 562, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,055,000	4,055,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 4.06%, VRDN, (LOC:
Bank One)	1,775,000	1,775,000
Texas Tech Univ. PFOTER, Ser. 1373, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,185,000	5,185,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 4.03%, VRDN, (Liq.: JPMorgan Chase
& Co.)	5,615,000	5,615,000
University of Alabama RB, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,495,000	2,495,000
University of Ilinois RB, Ser. 2007-166, 4.03%, VRDN, (Insd. by MBIA & LOC: Bank
of America Corp.)	5,415,000	5,415,000
University of South Alabama RB, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,045,000	3,045,000
University of South Florida COP, Ser. A, 3.90%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
University of Texas Board of Regents RB, Ser. A, 3.65%, 11/05/2007, (Gtd. by
University of Texas)	34,000,000	34,000,000
University of Texas ROC RR II R 752, 4.03%, VRDN, (Liq.: CitiBank, NA)	14,405,000	14,405,000
Wayne Township, IN Marion Cnty. Sch. Bldg. Corp. ROC RR II R 3039, 4.03%,
VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	5,280,000	5,280,000
West Virginia Univ. RB, 4.09%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch &
Co., Inc.)	2,365,000	2,365,000

		670,939,219

GENERAL OBLIGATION - LOCAL 6.4%
ABN AMRO Munitops Cert. Trust GO:
4.02%, VRDN, (Insd. by FGIC & LOC: ABN AMRO Holding NV)	10,795,000	10,795,000
4.02%, VRDN, (Insd. by AMBAC & LOC: ABN AMRO Holding NV)	17,180,000	17,180,000
Anchorage, AK GO:
ROC RR II R 6034, 4.03%, VRDN, (LOC: CitiBank, NA)	5,465,000	5,465,000
ROC RR II R 6503, 4.03%, VRDN, (LOC: CitiBank, NA)	2,965,000	2,965,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Bachelor Gulch Metro. Dist., Colorado GO, 3.70%, 12/01/2007, (LOC: Compass
Bancshares, Inc.)	$ 10,000,000	$10,000,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt. Proj., Ser. A-6A,
3.99%, VRDN, (Gtd. by Regions Finl. Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Branch Bank & Trust Co. Muni. Trust PFOTER:
Ser. 1000, 4.13%, VRDN, (LOC: Branch Bank & Trust Co.)	197,105,000	197,105,000
Ser. 1002, 4.13%, VRDN, (LOC: Branch Bank & Trust Co.)	18,760,000	18,760,000
Ser. 1004, 4.13%, VRDN, (LOC: Branch Bank & Trust Co.)	23,160,000	23,160,000
Brighton Crossing Metro. Dist., Colorado GO, 4.10%, VRDN, (LOC: Compass
Bancshares, Inc.)	2,600,000	2,600,000
Central Utah Water Conservancy Dist. GO, Ser. E, 4.01%, VRDN, (SPA: Landesbank
Hessen-Thüringen Girozentrale)	7,500,000	7,500,000
Chattanooga, TN GO, ROC RR II R 1026, 21st Century Waterfront Proj., 4.03%,
VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,865,000	4,865,000
Chicago, IL GO:
Eagle-20070059, Class A, 4.02%, VRDN, (Insd. by FGIC & SPA: LandesBank
Hessen-Thüringen Girozentrale)	33,000,000	33,000,000
Ser. 1050, 3.96%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,500,000	1,500,000
Ser. ZC-1, 4.02%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	62,569,000	62,569,000
Clark Cnty., NV Sch. Dist. GO, Ser. B, 3.90%, VRDN, (Insd. by FSA & SPA:
Bayerische Landesbanken)	7,160,000	7,160,000
Clipper Tax Exempt Cert. Trust, Ser. 2006-4, 4.04%, VRDN, (SPA: State
Street Corp.)	4,420,000	4,420,000
Cook Cnty., IL First Dist. GO:
Ser. 566, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,215,000	6,215,000
Ser. 573, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,190,000	5,190,000
Delaware Valley, PA Regl. Fin. Auth. GO, Class A, 4.04%, VRDN, (LOC: Citigroup,
Inc.)	5,000,000	5,000,000
Ebert, CO Metro. Dist. Securitization Trust GO, Ser. S1, Class A2:
4.10%, VRDN, (LOC: Compass Bancshares, Inc.)	9,500,000	9,500,000
4.10%, VRDN, (LOC: Compass Bancshares, Inc.)	3,304,000	3,304,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 4.03%, VRDN, (Liq.: JPMorgan
Chase & Co.)	5,885,000	5,885,000
Honolulu, HI City & Cnty. GO ROC RR II R 4043, 4.03%, VRDN, (Liq.: Citigroup,
Inc.)	4,450,000	4,450,000
Inverness, CO GO, Water & Sanitation Auth., Ser. B, 6.00%, VRDN, (LOC: Royal
Bank of Canada)	5,100,000	5,100,000
Judson, TX GO, Ser. 3058, 4.03%, VRDN, (Gtd. by PSF of Texas & Liq.:
Bear Stearns)	11,115,000	11,115,000
Mansfield, TX Independent Sch. Dist. GO, Ser. 704, 4.03%, VRDN, (Liq.: JPMorgan
Chase & Co.)	2,060,000	2,060,000
Mississippi Dev. Bank Spl. Obl. GO:
DeSoto Cnty. Pub. Impt. Proj., 4.05%, VRDN, (Insd. by AMBAC & SPA: AmSouth
Bancorp)	7,570,000	7,570,000
Harrison Cnty. Proj., 4.05%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase
& Co.)	1,780,000	1,780,000
Hurricane Katrina Proj., 4.05%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,900,000	20,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
New York, NY GO:
PFOTER, Ser. 603, 4.01%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase &
Co.)	$ 3,800,000	$3,800,000
Ser. E, 3.90%, VRDN, (LOC: Bank of America Corp.)	25,125,000	25,125,000
Ser. H-5, 3.91%, VRDN, (SPA: Dexia Credit Local)	29,455,000	29,455,000
Ser. I-6, 3.87%, VRDN, (LOC: California Teachers’ Retirement Sys.)	14,445,000	14,445,000
North East, TX Independent Sch. Dist. GO:
Ser. 1333, 4.05%, VRDN, (Liq.: Morgan Stanley)	1,900,000	1,900,000
Ser. 1395, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,865,000	2,865,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 4.04%, VRDN, (LOC:
CitiBank, NA)	8,000,000	8,000,000
Park Creek Metro. Dist., Colorado GO, PFOTER, 4.12%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,495,000	5,495,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 4.03%, VRDN, (Gtd. by PSF &
Liq.: JPMorgan Chase & Co.)	5,205,000	5,205,000

		603,403,000

GENERAL OBLIGATION - STATE 4.8%
California GO, PFOTER, Ser. 1017:
4.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	24,000,000	24,000,000
4.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	118,510,000	118,510,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-04, 4.04%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 4.05%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2007-02, 4.05%, VRDN, (Gtd. by State Street Corp.)	13,140,000	13,140,000
Ser. 2007-03, 4.05%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-26, 4.05%, VRDN, (Gtd. by State Street Corp.)	83,800,000	83,800,000
Ser. 2007-34, 4.01%, VRDN, (Insd. by AMBAC & Gtd. by State Street Corp.)	8,995,000	8,995,000
Ser. 2007-40, 4.07%, VRDN, (Insd. by FNMA & GNMA & Gtd. by State Street
Corp.)	44,625,000	44,625,000
Florida Board of Ed. GO:
ROC RR II R 0482, 4.03%, VRDN, (LOC: CitiBank, NA)	1,150,000	1,150,000
ROC RR II R 6087, 4.03%, VRDN, (Liq.: Citigroup, Inc.)	3,400,000	3,400,000
Florida Dept. of Trans. GO, ROC RR II R 1001, 4.03%, VRDN, (Liq.: Citigroup,
Inc.)	2,065,000	2,065,000
Hawaii GO:
ROC RR II R 0153, 4.03%, VRDN, (LOC: CitiBank, NA)	3,395,000	3,395,000
ROC RR II R 6035, 4.03%, VRDN, (LOC: CitiBank, NA)	3,950,000	3,950,000
Illinois GO:
4.03%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	3,530,000	3,530,000
4.03%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Minnesota GO, ROC RR II R 4065, 4.03%, VRDN, (Liq.: Citigroup, Inc.)	3,770,000	3,770,000
Texas GO:
Ser. 1013, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,630,000	3,630,000
Ser. 2007, 4.50%, 08/28/2008	50,000,000	50,369,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Washington GO PFOTER:
Ser. 1359, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	$ 5,615,000	$5,615,000
Ser. 1360, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,500,000	5,500,000
Ser. 1422, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,985,000	5,985,000

		449,679,000

HOSPITAL 8.2%
Butler Cnty., OH Hosp. Facs. RB, UCPHA, Inc. Proj., 4.10%, VRDN, (LOC:
Huntington Natl. Bank)	9,895,000	9,895,000
Connecticut Hlth. & Ed. Facs. Auth. RB Eagle-720053031, Class A, 4.01%, VRDN,
(LOC: CitiBank, NA)	111,500,000	111,500,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 4.09%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,995,000	5,995,000
Fulton Cnty., GA Dev. Auth. RB, Ser. 05-1, 4.07%, VRDN, (LOC: SunTrust Banks,
Inc.)	25,230,000	25,230,000
Halifax, FL Med. Ctr. RB, 4.03%, VRDN, (LOC: CitiBank, NA)	6,315,000	6,315,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. C, 4.01%,
VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 3.96%, VRDN, (LOC: Fifth
Third Bancorp)	3,775,000	3,775,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 3.78%, 07/03/2008, (Gtd. by Advocate
Hlth. Care Network)	12,450,000	12,450,000
ROC RR II R 401, 4.03%, VRDN, (Insd. by FHA & LOC: CitiBank, NA)	10,495,000	10,495,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC RR II 2077, 4.03%, VRDN, (Liq.:
Citigroup, Inc.)	6,505,000	6,505,000
Lakeland, FL Hosp. Sys. RB, ROC RR II R 673, 4.03%, VRDN, (LOC: CitiBank, NA)	11,325,000	11,325,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 4.02%, VRDN, (LOC:
Fulton Finl. Corp.)	4,480,000	4,480,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 6.00%, VRDN, (Insd. by
Radian Asset Assurance, Inc. & SPA: Bank of Nova Scotia)	12,000,000	12,000,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 4.07%, VRDN, (LOC:
Union Planters Bank)	2,330,000	2,330,000
Louisville-Jefferson, KY Metro. Govt., ROC RR II R 672CE, 4.03%, VRDN, (LOC:
CitiBank, NA)	6,975,000	6,975,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 4.00%, VRDN, (LOC: Bank of America Corp.)	1,189,000	1,189,000
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Ser. 2005-A, 6.00%, VRDN, (LOC:
Branch Bank & Trust Co. & Radian Group, Inc.)	24,035,000	24,035,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
3.56%, 10/25/2007, (SPA: Svenska Handelsbank)	14,620,000	14,620,000
Amherst College Proj., Ser. H, 3.60%, 01/10/2008	19,425,000	19,417,624
Cape Cod Hlth. Care Proj., Ser. D, 4.00%, VRDN, (LOC: Bank of America
Corp.)	10,000,000	10,000,000
Partners Hlth. Care Sys., Ser. F3, 3.93%, VRDN, (LOC: CitiBank, NA)	24,455,000	24,455,000
ROC RR II R 333CE, 4.04%, VRDN, (LOC: CitiBank, NA)	6,190,000	6,190,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Massachusetts Hlth. and Edl. Facs. Auth. RRB, Endicott College, Ser. D, 4.00%,
VRDN, (LOC: Bank of America Corp.)	$ 27,325,000	$27,325,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 4.12%, VRDN, (SPA: Natl. Australia
Bank, Ltd.)	4,940,000	4,940,000
Missouri Hlth. & Edl. Facs. RB, Lutheran Church Proj.:
3.92%, VRDN, (LOC: Bank of America Corp.)	20,845,000	20,845,000
3.92%, VRDN, (LOC: National City Bank)	16,325,000	16,325,000
New Hampshire Hlth. & Ed. Facs. Auth. RB:
Ser. C, 4.75%, 04/23/2008, (Gtd. by Catholic Med. Ctr.)	7,000,000	7,034,126
Southern New Hampshire Med. Ctr., Ser. B, 4.05%, VRDN, (LOC: Bank of
America Corp.)	8,390,000	8,390,000
North Carolina Med. Ctr. PFOTER, Ser. 2006-1, 4.07%, VRDN, (LOC: SunTrust
Banks, Inc.)	19,995,000	19,995,000
North Little Rock, AR Hlth. Facs. RB, Baptist Hlth., Ser. B, 3.98%, VRDN, (Liq.:
JPMorgan Chase & Co.)	40,000,000	40,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB:
3.65%, 03/06/2008, (SPA: Bay Hypo-Und Vereinsbank AG)	90,000,000	90,000,000
Presbyterian Retirement Cmnty. Proj., Ser. A, 6.00%, VRDN, (LOC: Bank of
America Corp.)	27,460,000	27,460,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 4.03%, VRDN, (Liq.:
JPMorgan Chase & Co.)	12,700,000	12,700,000
Reno, NV Hosp. RB ROC RR II R 11091, 4.03%, VRDN, (Liq.: CitiBank, NA)	12,975,000	12,975,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 4.10%, VRDN, (Liq.:
Bear Stearns Cos.)	29,615,000	29,615,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 4.10%, VRDN, (Liq.: Bear
Stearns Cos.)	32,550,000	32,550,000
South Broward, FL Hosp. Dist., Solar Eclipse Proj., Ser. 2006-0043, 4.03%, VRDN,
(LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB:
Claire Coop. Hlth. Proj., 4.00%, VRDN, (LOC: Natl. Bank of South Carolina)	4,265,000	4,265,000
Conco Med. Products Proj., 4.27%, VRDN, (Coll.: Bay Hypo-Und
Vereinsbank AG)	6,250,000	6,250,000
Oconee Memorial Hosp. Proj., Ser. A, 6.00%, VRDN, (SPA: RBC Centura Bank)	21,360,000	21,360,000
St. Charles Cnty., MO RB, United Handicap Svcs., 4.15%, VRDN, (LOC: U.S.
Bancorp)	4,720,000	4,720,000
Washington Hlth. Care Facs. Auth. RB:
Adventist Hlth. Sys. Proj., 3.75%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,800,000	1,800,000
Swedish Hlth. Sys. Proj., 4.02%, VRDN, (LOC: CitiBank, NA)	32,000,000	32,000,000

		766,320,750

HOUSING 27.5%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 4.08%, VRDN, (LOC: LaSalle
Bank, NA)	20,590,000	20,590,000
Alexandria, VA Redev. & Hsg. PFOTER, Ser. C-2, 4.09%, VRDN, (SPA: Royal Bank of
Canada)	19,245,000	19,245,000
Aurora, IL Hsg. Auth. SFHRB, Ser. I-19, 4.07%, VRDN, (Insd. by FNMA & GNMA &
SPA: Royal Bank of Canada)	10,620,000	10,620,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Bank of New York Co. MTC:
Ser. 2004-BNY3:
4.10%, VRDN, (LOC: Bank of New York Mellon Corp.)	$7,721,000	$7,721,000
4.10%, VRDN, (LOC: Bank of New York Mellon Corp.)	11,397,000	11,397,000
Ser. 2004-BNY5:
4.10%, VRDN, (LOC: Bank of New York Mellon Corp.)	31,929,500	31,929,500
4.15%, VRDN, (LOC: Bank of New York Mellon Corp.)	19,915,000	19,915,000
Ser. 2004-BNY6, 4.15%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,983,500	6,983,500
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 4.00%, VRDN, (LOC: Harris
Trust & Savings)	800,000	800,000
California HFA RB, Home Mtge.:
Ser. H, 3.92%, VRDN, (Insd. by FSA & Liq.: Dexia Credit Local)	19,390,000	19,390,000
Ser. J, 3.98%, VRDN, (LOC: Lloyds TSB Bank plc)	2,010,000	2,010,000
Ser. N, 3.85%, VRDN, (Insd. by FSA & SPA: WestLB AG)	25,215,000	25,215,000
Ser. U:
3.98%, VRDN, (Insd. by FSA & Liq.: Dexia Credit Local)	8,775,000	8,775,000
3.98%, VRDN, (Insd. by FSA & Liq.: Dexia Credit Local)	41,285,000	41,285,000
3.98%, VRDN, (Insd. by MBIA & LOC: Bank of New York Mellon Corp.)	19,650,000	19,650,000
Ser. X2, 3.82%, VRDN, (Insd. by FSA)	14,600,000	14,600,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-01, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-02, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-01, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2004-01, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 4.07%, VRDN, (SPA: State Street Corp.)	12,333,945	12,333,945
Ser. 2000-01, 4.03%, VRDN, (SPA: State Street Corp.)	1,000,000	1,000,000
Ser. 2001-01, 3.78%, 01/31/2008, (Insd. by FNMA & GNMA & LOC: US
Bank)	10,990,000	10,990,000
Ser. 2002-09, 4.07%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	37,438,000	37,438,000
Ser. 2004-10, 4.07%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	9,730,000	9,730,000
Ser. 2005-02, 4.07%, VRDN, (SPA: State Street Corp.)	7,917,000	7,917,000
Ser. 2005-03, 4.04%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	15,790,000	15,790,000
Ser. 2005-12, 4.04%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	17,535,000	17,535,000
Ser. 2005-13, 4.04%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	20,448,000	20,448,000
Ser. 2005-14, 4.04%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	14,916,000	14,916,000
Ser. 2005-30, 4.07%, VRDN, (LOC: State Street Corp.)	17,909,000	17,909,000
Ser. 2005-31, 4.07%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	22,873,000	22,873,000
Ser. 2006-02, 4.07%, VRDN, (SPA: State Street Corp.)	20,570,000	20,570,000
Ser. 2006-06, 4.07%, VRDN, (Liq.: State Street Corp.)	9,941,000	9,941,000
Ser. 2006-10, 4.07%, VRDN, (Gtd. by State Street Corp.)	10,840,000	10,840,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 4.05%, VRDN, (LOC:
LaSalle Bank, NA)	8,000,000	8,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Denton Cnty., TX Hsg. Fin. Corp. RB, 4.15%, VRDN, (Gtd. by IXIS Capital Markets &
SPA: Merrill Lynch & Co., Inc.)	$ 15,995,000	$15,995,000
Denver, CO City & Cnty. MHRB, Ser. 74-G, 4.04%, VRDN, (Liq.: Goldman Sachs
Group, Inc.)	10,595,000	10,595,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 4.17%, VRDN,
(LOC: SunTrust Banks, Inc.)	2,400,000	2,400,000
Duval Cnty., FL MHRB, Camri Green Apts., 4.03%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
FHLMC MHRB:
Ser. M001, Class A, 4.07%, VRDN, (Insd. by FHLMC)	31,277,725	31,277,725
Ser. M002, Class A, 4.07%, VRDN, (Insd. by FHLMC)	4,969,399	4,969,399
Ser. M005, Class A, 3.72%, VRDN, (Insd. by FHLMC)	36,615,772	36,615,772
Ser. M008, Class A, 4.07%, VRDN, (Insd. by FHLMC)	21,334,469	21,175,678
Florida Capital Trust Agcy. MHRB, 4.15%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,675,000	16,675,000
Florida Hsg. Fin. Corp. MHRB:
4.03%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
4.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,830,000	7,830,000
Lee Vista Apts. Proj., 3.99%, VRDN, (Insd. by FHLMC)	11,340,000	11,340,000
Lynn Lake Apts. Proj., Ser. B1, 4.03%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 3.99%, VRDN, (Insd. by FHLMC)	10,640,000	10,640,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 4.17%, VRDN, (Liq.: American
Intl. Group, Inc.)	6,955,000	6,955,000
Goldman Sachs MTC PFOTER:
Ser. 2006-19TP, 4.08%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	41,043,982	41,043,982
Ser. 2006-35TP, 4.08%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	178,309,072	178,309,072
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 4.09%, VRDN, (LOC: U.S.
Bancorp)	4,200,000	4,200,000
Indiana CDA MHRB, Ser. E-2, 3.62%, 12/20/2007, (LOC: Rabobank Intl.)	12,845,000	12,845,000
Indianapolis, IN MHRB, Crossing Partners Proj., 4.11%, VRDN, (Liq.: American Intl.
Group, Inc.)	8,700,000	8,700,000
JPMorgan Chase & Co., PFOTER, Ser. 1633-P, 4.17%, VRDN, (Liq.: JPMorgan
Chase & Co.)	27,825,000	27,825,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 4.00%, VRDN, (LOC: CitiBank,
NA)	7,560,000	7,560,000
Kansas Dev. Fin. Auth. MHRB:
Bluffs Olathe Apts. Proj., 4.11%, VRDN, (Liq.: American Intl. Group, Inc.)	9,500,000	9,500,000
Springhill Apts. Proj., Ser. B, 4.05%, VRDN, (LOC: Bank of America Corp.)	4,685,000	4,685,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 4.00%, VRDN, (Insd. by
FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 3.99%, VRDN, (LOC:
CitiBank, NA)	745,000	745,000
Louisiana Citizens Property RB, ROC RR II R 11097, 4.03%, VRDN, (Liq.: CitiBank,
NA)	15,390,000	15,390,000
Lubbock, TX SFHRB, Ser. 2007-A, 3.85%, 03/01/2008, (SPA: Royal Bank of
Canada)	6,000,000	6,028,079

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Macon Trust Pooled Cert.:
Ser. 1997, 4.12%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	$ 29,325,000	$29,325,000
Ser. 1998A:
4.07%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	11,980,000	11,980,000
4.17%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	10,751,000	10,751,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 4.02%, VRDN,
(LOC: SunTrust Banks, Inc.)	222,000	222,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 3.98%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland Cmnty. Dev. Admin. RB, Residential Proj.:
Ser. G, 3.95%, VRDN, (SPA: State Street Corp.)	40,000,000	40,000,000
Ser. Q, 3.59%, 12/14/2007	15,000,000	15,000,000
Ser. R, 3.64%, 12/14/2007	2,000,000	2,000,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 4.15%, VRDN, (LOC: Fifth Third
Bancorp)	7,025,000	7,025,000
Medium-Term Multifamily Hsg. MTC, Class A-1, 4.15%, VRDN, (SPA: Merrill Lynch
& Co., Inc.)	29,570,000	29,570,000
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts:
4.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,360,000	9,360,000
4.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,250,000	4,250,000
Class A:
4.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	54,440,000	54,440,000
4.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	88,335,000	88,335,000
4.15%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	314,785,000	314,785,000
Class B, 4.10%, VRDN, (LOC: Merrill Lynch & Co., Inc.)	29,355,000	29,355,000
Class D, 4.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,085,000	5,085,000
Class I, 4.10%, VRDN, (LOC: Lloyds TSB Group plc)	27,280,000	27,280,000
Ser. EC-002, 4.13%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	128,719,000	128,719,000
Michigan Bldg. Auth. RB, ROC RR II R, Ser. 4057, 4.03%, VRDN, (Liq.: Citigroup,
Inc.)	3,065,000	3,065,000
Michigan HDA RB, Ser. A, 4.00%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	21,000,000	21,000,000
Minnesota Bond Securitization Trust, 4.15%, VRDN, (LOC: LaSalle Bank, NA)	5,730,000	5,730,000
Minnesota Hsg. Fin. Agcy. RB, Residential Hsg. Fin. Proj.:
Ser. A, 3.65%, 03/04/2008, (SPA: State Street Corp.)	8,000,000	8,000,000
Ser. B, 3.70%, 03/04/2008, (SPA: State Street Corp.)	16,500,000	16,500,000
Ser. P, 3.58%, 11/29/2007, (LOC: Wells Fargo & Co.)	4,950,000	4,950,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
3.65%, 01/10/2008, (Liq.: Merrill Lynch & Co., Inc.)	19,165,000	19,165,000
4.15%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	48,865,000	48,865,000
4.15%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	24,585,000	24,585,000
4.15%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	28,190,000	28,190,000
MuniMae Tax-Exempt Bond Subsidiary MHRB, Ser. 2006-A, 4.15%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	56,460,000	56,460,000
Nassau Cnty., NY IDA PFOTER, 4.03%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	44,995,000	44,995,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 3.88%,
VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New Jersey Deutsche Bank Spears/Lifers Trust, 4.05%, VRDN, (SPA: Deutsche
Bank AG)	29,665,000	29,665,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York, NY Hsg. Dev. Corp. MHRB, 155 West 21st Street Proj., Ser. A, 3.97%,
VRDN, (LOC: Bank of New York Mellon Corp.)	$ 7,900,000	$7,900,000
Norfolk, VA Redev. & Hsg. Auth. RRB, Old Dominion Univ. Proj., 3.98%, VRDN,
(LOC: Bank of America Corp.)	11,560,000	11,560,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 4.17%, VRDN, (Liq.: American
Intl. Group, Inc.)	9,810,000	9,810,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 4.12%, VRDN, (LOC: SunTrust
Banks, Inc.)	645,000	645,000
PFOTER Class A, 4.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	25,000,000	25,000,000
Revenue Bond Cert. Trust:
Class B-1, 3.97%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Meridian Apts. Proj., 4.11%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,900,000	5,900,000
Ser. 2004-05, 4.11%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-09, 4.11%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 4.11%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,480,000	13,480,000
Ser. 2005-02, 4.11%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,776,000	5,776,000
Ser. 2005-05, 4.11%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,200,000	6,200,000
Ser. 2006-04, 4.11%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,000,000	6,000,000
Ser. 2006-08, 4.11%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,960,000	5,960,000
Ser. 2006-09, 4.11%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,765,000	5,765,000
Roseville, MN Deutsche Bank Spears/Lifers Trust, 4.21%, VRDN, (SPA: Deutsche
Bank AG)	11,905,000	11,905,000
San Jose, CA Redev. Agcy. MHRB, San Fernando Apts. Proj., Ser. A, 3.95%, VRDN,
(LOC: Lloyds TSB Group plc)	38,000,000	38,000,000
Seattle, WA HFA RB, High Point Proj. Phase I, 4.06%, VRDN, (LOC: Bank of
America Corp.)	4,250,000	4,250,000
South Dakota HDA RB:
4.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc)	290,000	290,000
PFOTER, 4.09%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.: Merrill Lynch &
Co., Inc.)	3,375,000	3,375,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 4.05%, VRDN, (LOC: LaSalle Bank, NA)	7,000,000	7,000,000
Ser. 2007, 4.05%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
St. Louis, MO IDA MHRB, 4.15%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,070,000	7,070,000
Tarrant Cnty., TX Hsg. Fin. Corp. RB, 4.15%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	14,995,000	14,995,000
Texas Affordable Hsg. Corp. RB, Ser. 1315, 4.09%, VRDN, (Liq.: Morgan Stanley)	12,450,000	12,450,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRRB, Ser. A, 4.00%, VRDN, (Insd. by
FNMA & FHLMC & GNMA & LOC: DePfa Bank, plc)	25,000,000	25,000,000
Texas Dept. of Hsg. Cmnty. Affairs MHRB, 4.10%, VRDN, (Insd. by Citigroup, Inc.)	14,250,000	14,250,000
Thornton, CO MHRB, PFOTER, 4.09%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch &
Co., Inc.)	6,085,000	6,085,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 4.00%, VRDN, (Insd. by FSA & SPA:
Societe Generale)	15,210,000	15,210,000
Washington Hsg. Commission Deutsche Bank Spears/Lifers Trust, 4.21%, VRDN,
(SPA: Deutsche Bank AG)	25,955,000	25,955,597

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Wisconsin Hsg. & Economic Dev. Auth. RB, Ser. C, 4.00%, VRDN, (SPA: Fortis
Bank SA)	$ 14,000,000	$14,000,000
Wisconsin Hsg. & EDA SFHRB, 4.07%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	17,620,000	17,620,000
Wisconsin Hsg. & EDRB:
Ser. A:
4.00%, VRDN, (SPA: WestLB AG)	11,020,000	11,020,000
4.00%, VRDN, (SPA: WestLB AG)	10,000,000	10,000,000
Ser. B, 4.00%, VRDN, (LOC: State Street Corp.)	10,080,000	10,080,000
Ser. C, 4.00%, VRDN, (LOC: Lloyds TSB Group plc)	14,200,000	14,200,000

		2,576,483,249

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 4.13%, VRDN, (LOC:
KeyCorp)	2,670,000	2,670,000
Alaska Indl. Dev. & Export Auth. RRB, Ser. 2007-A, 4.00%, VRDN, (Insd. by AMBAC
& Liq.: State Street Corp.)	44,100,000	44,100,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.97%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	3,587,000	3,587,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 4.05%, VRDN, (LOC: Bank of
America Corp.)	3,580,000	3,580,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 4.21%, VRDN, (LOC: U.S.
Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 4.05%, VRDN, (LOC: LaSalle Bank, NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 4.07%, VRDN, (LOC: Bank
of America Corp.)	1,875,000	1,875,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 4.10%, VRDN, (LOC: First
Comml. Bank, Inc.)	1,675,000	1,675,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 4.07%, VRDN, (LOC: AmSouth
Bancorp)	1,900,000	1,900,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 4.24%, VRDN, (LOC: U.S.
Bancorp)	2,200,000	2,200,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 4.05%, VRDN, (LOC:
Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 4.13%, VRDN, (LOC: KeyCorp)	1,260,000	1,260,000
Universal Bearings, Inc. Proj., 4.13%, VRDN, (LOC: KeyCorp)	2,250,000	2,250,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 4.01%, VRDN, (Liq.: JPMorgan
Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 4.19%, VRDN, (LOC: Associated
Banc-Corp.)	1,750,000	1,750,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea Proj., 4.05%, VRDN,
(LOC: Columbus Bank & Trust Co.)	2,000,000	2,000,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 4.25%, VRDN, (LOC: Marshall &
Isley Bank)	980,000	980,000
California Cmnty. Dev. RB, Deutsche Bank Spears/Lifers Trust, 4.13%, VRDN, (Liq.:
Deutsche Bank AG)	22,085,000	22,085,000
Centerra, CO Metro. Dist. No. 1 RB, 3.98%, VRDN, (SPA: BNP Paribas SA)	11,000,000	11,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 4.13%, VRDN, (LOC: KeyCorp)	$ 1,100,000	$1,100,000
Chicago, IL Empowerment Zone RB, Hyde Park Coop. Society Proj., Ser. 1999,
4.10%, VRDN, (LOC: LaSalle Bank, NA)	735,000	735,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 4.09%, VRDN, (LOC: LaSalle Bank, NA)	1,385,000	1,385,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 4.21%, VRDN,
(LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 4.20%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 4.10%, VRDN, (LOC: Columbus Bank
& Trust Co.)	2,165,000	2,165,000
Conyers, GA IDRB, Handleman Co. Proj., 4.03%, VRDN, (LOC: Columbus Bank &
Trust Co.)	2,900,000	2,900,000
Crawfordsville, IN EDRB, Natural Pork Production Proj., 4.12%, VRDN, (LOC:
KeyCorp)	6,000,000	6,000,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 4.07%, VRDN,
(LOC: Bank of the West)	12,250,000	12,250,000
De Pere, WI IDRB, Cleaning Sys., Inc., 4.09%, VRDN, (LOC: Marshall & Isley
Bank)	1,825,000	1,825,000
Delaware Cnty., PA IDA Arpt. Facs. RB, United Parcel Svcs., Inc. Proj., 3.88%,
VRDN, (Gtd. by United Parcel Services, Inc.)	18,300,000	18,300,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 4.24%, VRDN, (LOC: U.S.
Bancorp)	2,275,000	2,275,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 4.14%, VRDN, (SPA: Societe
Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj.:
4.12%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	500,000	500,000
4.12%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,950,000	1,950,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 4.17%, VRDN, (LOC: SunTrust Banks, Inc.)	1,285,000	1,285,000
Repco Equipment Leasing Proj., 4.17%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Serigraphic Arts, Inc. Proj., 4.17%, VRDN, (LOC: SunTrust Banks, Inc.)	660,000	660,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 4.24%, VRDN, (LOC:
Associated Bank)	1,675,000	1,675,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.50%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Industries Proj., 4.15%, VRDN, (LOC: Bank of
America Corp.)	356,000	356,000
Gary, IN EDRB, Grant Street Proj., 4.12%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 4.12%, VRDN, (LOC: Bank of
America Corp.)	3,630,000	3,630,000
Gulf Coast, TX Waste Disposal Auth. RB, ExxonMobil Corp. Proj., 3.95%, VRDN,
(Gtd. by ExxonMobil Corp.)	20,485,000	20,485,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 4.12%, VRDN,
(LOC: Branch Bank & Trust Co.)	4,100,000	4,100,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 4.15%, VRDN, (LOC: First Comml.
Bank, Inc.)	500,000	500,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 4.15%, VRDN, (LOC: Wells Fargo &
Co.)	1,740,000	1,740,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Hawaii Dept. of Budget & Fin., Spl. Purpose RB, Palama Meat Co. Proj., 4.03%,
VRDN, (LOC: Wells Fargo & Co.)	$ 7,700,000	$7,700,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 4.13%, VRDN, (LOC:
Natl. City Corp.)	2,865,000	2,865,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 4.30%, VRDN, (LOC: Associated
Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 4.10%, VRDN, (LOC: First Comml.
Bank, Inc.)	1,200,000	1,200,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 4.12%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 4.26%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 4.19%, VRDN, (LOC: LaSalle Bank NA)	720,000	720,000
Toyal America, Inc. Proj., 4.27%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 4.39%, VRDN, (LOC:
Bank One)	300,000	300,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 4.27%, VRDN, (LOC:
Bank One)	2,250,000	2,250,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 4.33%,
VRDN, (LOC: U.S. Bancorp)	1,400,000	1,400,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 4.15%, VRDN, (LOC:
Wells Fargo & Co.)	5,500,000	5,500,000
Lexington, KY IDRB, Kirby Containers Proj., 4.07%, VRDN, (LOC: AmSouth
Bancorp)	1,300,000	1,300,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 4.07%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 4.13%, VRDN, (LOC: KeyCorp)	2,810,000	2,810,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid-South Extrusion Proj., 4.15%, VRDN,
(LOC: Regions Finl. Corp.)	1,805,000	1,805,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 4.30%, VRDN, (Gtd. by
Honeywell Intl.)	6,815,000	6,815,000
Lower Neches Valley, TX IDRB, ExxonMobil Corp. Proj., Ser. B, 4.00%, VRDN	59,955,000	59,955,000
Madison, AL IDRB, Haley Grocery Co. Proj., 4.15%, VRDN, (LOC: Regions Finl.
Corp.)	2,350,000	2,350,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 4.15%, VRDN, (LOC: Bank of
North Dakota)	3,520,000	3,520,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 4.21%, VRDN, (LOC: Associated Banc-Corp.)	600,000	600,000
Manitowoc Tool & Machining Proj., 4.21%, VRDN, (LOC: Associated
Banc-Corp.)	1,200,000	1,200,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 4.12%, VRDN, (Coll.: Bay
Hypo Und Vereinsbank AG)	2,310,000	2,310,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 4.27%, VRDN, (LOC:
Bank One)	3,200,000	3,200,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 4.09%, VRDN, (LOC: U.S.
Bancorp)	1,960,000	1,960,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 4.10%, VRDN, (Insd. by
Columbus B&T)	$ 2,740,000	$2,740,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 4.06%, VRDN, (LOC: Bank One)	1,100,000	1,100,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 3.90%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 4.05%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 4.19%, VRDN, (LOC: U.S.
Bancorp)	2,925,000	2,925,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 4.09%, VRDN, (LOC: U.S. Bancorp)	2,635,000	2,635,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 4.12%, VRDN, (SPA: BNP
Paribas SA)	1,410,000	1,410,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 4.27%, VRDN, (LOC: Regions Finl. Corp.)	2,900,000	2,900,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 4.13%, VRDN,
(LOC: Natl. City Corp.)	1,950,000	1,950,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 4.05%, VRDN, (LOC: AmSouth
Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 4.12%, VRDN, (SPA: BNP
Paribas SA)	3,090,000	3,090,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech
Proj., 4.13%, VRDN, (LOC: KeyCorp)	2,820,000	2,820,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 4.13%, VRDN, (LOC:
Natl. City Corp.)	2,460,000	2,460,000
Oregon EDRB:
Beef Northwest Feeders Proj.:
4.12%, VRDN, (LOC: Bank of America Corp.)	1,225,000	1,225,000
4.12%, VRDN, (LOC: Bank of America Corp.)	1,235,000	1,235,000
Behlen Manufacturing Co. Proj., 4.19%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 4.24%, VRDN, (SPA: Bank of
Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 4.20%, VRDN, (LOC: Regions
Finl. Corp.)	1,195,000	1,195,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 4.14%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Bellingham, WA IDRB, Bakerview Proj., 4.13%, VRDN, (LOC: KeyCorp)	2,290,000	2,290,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 4.05%, VRDN,
(LOC: Citizens Bank)	4,970,000	4,970,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 4.09%, VRDN, (LOC: U.S.
Bancorp)	1,400,000	1,400,000
South Carolina EDA RB, Central Energy Plant Proj., Ser. 2004, 4.00%, VRDN, (LOC:
Bank of America Corp.)	14,000,000	14,000,000
South Carolina Jobs EDA RB:
Mid-Atlantic Drainage Proj., 4.10%, VRDN, (LOC: Natl. Bank of South Carolina)	1,600,000	1,600,000
Ortec, Inc. Proj., Ser. B, 4.10%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 4.13%, VRDN, (LOC: Natl. City
Corp.)	2,490,000	2,490,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 4.22%, VRDN, (SPA:
BNP Paribas SA)	3,580,000	3,580,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 4.15%, VRDN, (LOC: AmSouth Bancorp)	$250,000	$250,000
Hardwear Corp. Proj., 4.15%, VRDN, (LOC: AmSouth Bancorp)	645,000	645,000
Nucor Corp. Proj., 4.02%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 4.05%, VRDN, (LOC:
Bank of America Corp.)	9,000,000	9,000,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 4.05%, VRDN, (LOC: AmSouth Bancorp)	515,000	515,000
Valdez, AK Marine Terminal RB, Exxon Pipeline Co. Proj., 3.88%, VRDN, (Gtd. by
ExxonMobil Corp.)	20,395,000	20,395,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 4.13%, VRDN, (LOC: AmSouth
Bancorp)	4,385,000	4,385,000
Washington EDFA RB, Royal Ridge Fruit Proj., 4.12%, VRDN, (LOC: Bank of
America Corp.)	3,650,000	3,650,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., 4.10%, VRDN, (Gtd. by Dow
Chemical Co.)	10,200,000	10,200,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 4.09%, VRDN, (LOC: U.S.
Bancorp)	1,210,000	1,210,000
Westfield, IN EDRB, P.L. Porter Proj., 4.15%, VRDN, (LOC: Comerica Bank)	1,900,000	1,900,000
Will Cnty., IL IDRB, Amoco Chemical Co. Proj., Ser. 1995, 4.00%, VRDN, (Gtd. by
BP plc)	675,000	675,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 4.17%, VRDN, (LOC: Northern Trust
Corp.)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 4.13%, VRDN, (LOC: KeyCorp)	2,115,000	2,115,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 4.29%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 4.10%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000

		494,928,000

LEASE 2.1%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 4.16%, VRDN,
(LOC: LaSalle Bank, NA)	97,321,981	97,321,981
Broward Cnty., FL Sch. Board COP, 4.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,500,000	2,500,000
Broward Cnty., FL Sch. Dist. RB, Ser. 9033, 4.03%, VRDN, (Liq.: Bear Stearns Cos.)	14,000,000	14,000,000
Clark Cnty., IN Jail Holding Corp. RB, ROC RR II 2081, 4.03%, VRDN, (Liq.:
Citigroup, Inc.)	5,460,000	5,460,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-10, 4.05%, VRDN, (SPA: State
Street Corp.)	8,795,000	8,795,000
Colorado Regl. Trans. Dist. RB ROC RR II 2875, 4.03%, VRDN, (Insd. by AMBAC &
Liq.: Citigroup, Inc.)	7,360,000	7,360,000
Denver, CO City & Cnty. COP, 4.03%, VRDN, (Liq.: Citigroup, Inc.)	5,870,000	5,870,000
Kansas City, MO Muni. Assistance Corp. RB, Ser. 1327, 4.03%, VRDN, (Liq.:
JPMorgan Chase & Co.)	5,520,000	5,520,000
Miami-Dade Cnty., FL Sch. Board COP:
4.03%, VRDN, (Insd. by FGIC & LOC: JPMorgan Chase & Co.)	3,100,000	3,100,000
Ser. 1317, 4.04%, VRDN, (LOC: CitiBank, NA)	7,900,000	7,900,000
Michigan Bldg. Auth. RB ROC RR II R 575:
4.03%, VRDN, (LOC: CitiBank, NA)	4,955,000	4,955,000
4.03%, VRDN, (LOC: Citibank, NA)	10,365,000	10,365,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Missouri Dev. Fin. Board of Cultural Facs. RB, Ser. A, 3.92%, VRDN, (LOC: Bank of
America Corp.)	$ 22,000,000	$22,000,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 4.05%, VRDN, (Liq.: Morgan
Stanley)	4,100,000	4,100,000
St. Lucie Cnty., FL Sch. Board RB, 4.02%, VRDN, (LOC: Bank of New York Mellon
Corp.)	1,795,500	1,795,500

		201,042,481

MISCELLANEOUS REVENUE 9.0%
Austin, TX RB, Ser. 2007-125, 4.03%, VRDN, (Insd. by FGIC & LOC: Bank of
America Corp.)	4,470,000	4,470,000
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj.,
4.05%, VRDN, (LOC: Associated Banc-Corp.)	4,380,000	4,380,000
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	4,000,000	4,032,274
California Muni. Fin. Auth. RB, ExxonMobil Proj., Ser. 2007, 3.94%, VRDN, (Gtd.
by ExxonMobil Corp.)	11,205,000	11,205,000
Clarksville, TN Pub. Bldg. Auth. RB:
3.96%, VRDN, (LOC: Bank of America Corp.)	8,900,000	8,900,000
4.00%, VRDN, (LOC: Bank of America Corp.)	3,225,000	3,225,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 3.99%, VRDN, (Insd. by MBIA &
Gtd. by State Street Corp.)	15,125,000	15,125,000
Colorado E-470 Pub. Hwy. Auth. RB:
Ser. 997, 4.06%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	4,785,000	4,785,000
Ser. Z-13, 4.01%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	13,860,000	13,860,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club Proj., 4.05%, VRDN,
(LOC: AmSouth Bancorp)	5,375,000	5,375,000
Florida Correctional Facs. COP ROC RR II R 6006, 4.03%, VRDN, (LOC:
CitiBank, NA)	3,030,000	3,030,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 4.18%, VRDN, (Liq.:
Citigroup, Inc.)	34,175,000	34,175,003
Gulf Coast Waste Disp. Auth. Texas RB:
Amoco Oil Co. Proj., Ser. 1994, 4.00%, VRDN, (Gtd. by BP plc)	460,000	460,000
ExxonMobil Corp. Proj., Ser. 2003, 3.95%, VRDN, (Gtd. by BP plc)	22,100,000	22,100,000
Gulf Coast, TX IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., 4.00%, VRDN,
(LOC: Bank of New York Mellon Corp.)	865,000	865,000
Indiana Bond Bank RB:
4.03%, VRDN, (Insd. by MBIA)	2,405,000	2,405,000
Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Mellon Corp.)	20,000,000	20,047,320
Indianapolis, IN Pub. Impt. RB, Macon Trust, Ser. S, 4.03%, VRDN, (LOC: Bank of
America Corp.)	4,240,000	4,240,000
Issaquah, WA Cmnty. Properties RB, Ser. A, 4.03%, VRDN, (LOC: Bank of America
Corp.)	32,500,000	32,500,000
Jackson Cnty., MS Port Facs. RRB, Chevron USA, Inc. Proj., 3.96%, VRDN, (Gtd. by
Chevron Corp.)	14,800,000	14,800,000
JPMorgan Chase & Co. RB, PFOTER, Ser. 1632-P, 4.17%, VRDN, (Insd. by AMBAC
& Liq.: JPMorgan Chase & Co.)	102,615,000	102,615,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
JPMorgan Chase & Co., RB, PFOTER, Ser. 1750-P, 4.19%, VRDN, (Insd. by MBIA &
Liq.: JPMorgan Chase & Co.)	$1,925,000	$1,925,000
Lenexa, KS RB, Ser. 2007-302, 4.00%, VRDN, (LOC: Bank of America Corp.)	12,495,000	12,495,000
Lincoln Cnty., WY PCRB, Proj. C, 3.88%, VRDN, (Gtd. by ExxonMobil Corp.)	4,700,000	4,700,000
Louisiana Env. Facs. RB, 3.97%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Louisiana Pub. Facs. Auth. RB, Ser. 5020, Class A, 4.07%, VRDN, (LOC: Branch
Bank & Trust Co.)	3,365,000	3,365,000
Lower Colorado River Auth., Texas RB ROC II R 2162, 4.03%, VRDN, (LOC:
CitiBank, NA)	6,820,000	6,820,000
Memphis-Shelby Cnty., TN Sports Auth. Inc., RB, Memphis Arena Proj., Ser. A,
3.98%, VRDN, (Insd. by MBIA & SPA: Dexia SA)	15,000,000	15,000,000
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts:
4.10%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,735,000	4,735,000
4.20%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	76,900,000	76,900,000
4.20%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	43,980,000	43,980,000
Class C, 4.10%, VRDN, (LOC: Lloyds TSB Group plc)	17,030,000	17,030,000
Ser. A, 4.15%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FGIC)	13,265,000	13,265,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 4.00%, VRDN,
(LOC: AmSouth Bancorp)	225,000	225,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 4.01%, VRDN, (Gtd. by Goldman Sachs
Group, Inc.)	1,220,000	1,220,000
Michigan Strategic Fund, Dow Chemical Co., Ser. 2003A-1, 3.82%, 09/10/2007,
(Gtd. by Dow Chemical Co.)	19,350,000	19,350,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB:
3.96%, VRDN, (LOC: Bank of America Corp.)	8,570,000	8,570,000
3.96%, VRDN, (LOC: Bank of America Corp.)	20,750,000	20,750,000
Municipal Securities Pool Trust Receipts:
4.08%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	2,880,000	2,880,000
4.08%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	6,500,000	6,500,000
Municipal Securities Trust Cert., Ser. 2006-5013, Class A, 4.03%, VRDN, (Insd. by
AMBAC & Liq: Branch Bank & Trust Co.)	5,265,000	5,265,000
New Orleans, LA RB, Canal Street Proj., 4.20%, VRDN, (LOC: Hibernia Natl.
Bank)	10,380,000	10,380,000
New York, NY IDA RB ROC RR II R 523CE, 4.02%, VRDN, (LOC: CitiBank, NA)	2,200,000	2,200,000
Obetz, OH BAN, Centerpoint Impt., 5.40%, 10/11/2007, (LOC: Huntington Natl.
Bank)	5,000,000	5,007,563
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 4.05%, VRDN, (Gtd. by
ConocoPhillips)	2,500,000	2,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 4.12%, VRDN,
(Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj.,
4.25%, VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. B, 4.01%,
VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Arthur, TX Navigation Dist. RB, BASF Corp. Proj., Class A, 4.20%, VRDN, (Liq.:
BASF Corp.)	15,000,000	15,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Port Corpus Christi, TX Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources
Proj.:
4.32%, VRDN, (Gtd. by Flint Hills Resources)	$9,000,000	$9,000,000
4.32%, VRDN, (Gtd. by Flint Hills Resources)	11,000,000	11,000,000
4.32%, VRDN, (Gtd. by Flint Hills Resources)	10,500,000	10,500,000
Ser. A, 4.10%, VRDN, (Gtd. by Flint Hills Resources)	41,500,000	41,500,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj., Ser. B,
4.27%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 4.12%, VRDN, (LOC:
AmSouth Bancorp)	860,000	860,000
Valdez, AK Marine Terminal RB:
ExxonMobil Proj., 3.88%, VRDN, (Gtd. by ExxonMobil Corp.)	21,765,000	21,765,000
Exxon Pipeline Proj., Ser. B, 3.95%, VRDN	25,210,000	25,210,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 4.10%, VRDN, (Gtd. by Dow Chemical Co.)	22,600,000	22,600,000
Ser. A, 4.10%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000

		844,067,160

PORT AUTHORITY 0.3%
Chicago, IL IDRB, Federal Marine Terminal Proj., 4.10%, VRDN, (LOC: LaSalle
Bank, NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
4.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
4.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000

		26,240,000

PRE-REFUNDED 0.1%
Allegheny Cnty., PA Sewer Auth. RB, 5.375%, 12/01/2007, (Insd. by MBIA)	8,760,000	9,076,203

RESOURCE RECOVERY 0.5%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998,
4.15%, VRDN, (LOC: Union Bank of California)	18,450,000	18,450,000
Matagorda County, TX, Ser. 2007-323, 4.03%, VRDN, (Insd. by AMBAC & LOC:
Bank of America Corp.)	12,000,000	12,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
4.37%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
4.37%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 4.04%, VRDN, (LOC: Bank of
America Corp.)	4,250,000	4,250,000

		48,300,000

SOLID WASTE 0.2%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 4.30%, VRDN, (LOC:
Compass Bancshares, Inc.)	7,325,000	7,325,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 4.07%, VRDN, (Gtd. by
Cargill, Inc.)	6,500,000	6,500,000
Lincoln Cnty., WY PCRB, Exxon Proj., Ser. A, 3.88%, VRDN, (Gtd. by ExxonMobil
Corp.)	7,300,000	7,300,000

		21,125,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 3.5%
ABN AMRO Munitops RB, Ser. 2002-24, 4.02%, VRDN, (LOC: ABN AMRO Bank)	$ 21,900,000	$21,900,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 4.03%, VRDN,
(LOC: U.S. Bancorp)	13,065,000	13,065,000
Chicago, IL GO, Lakefront Millenium RB, Ser. 322, 4.05%, VRDN, (Liq.: Morgan
Stanley)	1,770,000	1,770,000
Colorado Regl. Trans. Dist. RB, ROC RR II R 652PB, 4.04%, VRDN, (SPA: Deutsche
Bank AG)	16,245,000	16,245,000
Denver, CO Urban Renewal Tax RB:
4.06%, VRDN, (LOC: Zions Bancorp)	3,300,000	3,300,000
Downtown Denver, Ser. B, 4.09%, VRDN, (LOC: Compass Bank)	13,210,000	13,210,000
Florida Board of Ed. RB, ROC RR II R 4521, 4.03%, VRDN, (Insd. by FGIC & Liq.:
Citigroup, Inc.)	2,450,000	2,450,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 4.15%, VRDN, (LOC:
Huntington Natl. Bank)	3,495,000	3,495,000
Jefferson Cnty, AL Ltd. Obl. Sch. Warrant, Ser. A, 5.00%, 01/01/2008	4,000,000	4,015,852
Jefferson, LA Sales Tax RB, 4.05%, VRDN, (LOC: AMBAC & JPMorgan Chase &
Co.)	20,000,000	20,000,000
Louisiana Gas & Fuels RB:
ROC RR II R 660, 4.03%, VRDN, (LOC: CitiBank, NA)	38,830,000	38,830,000
ROC RR II R 661, 4.03%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	17,770,000	17,770,000
Metropolitan Pier & Expo Auth., Illinois RB:
4.04%, VRDN, (LOC: CitiBank, NA)	6,000,000	6,000,000
Ser. 2005-221, Class A, 4.03%, VRDN, (Insd. by Bear Stearns Cos & MBIA)	18,640,000	18,640,000
Ser. 3056, 4.03%, VRDN, (Insd. by MBIA & Liq.: Bear Stearns Cos.)	11,430,000	11,430,000
Miami-Dade Cnty., FL TOC, Ser. Z-12, 4.01%, VRDN, (Liq.: Goldman Sachs Group,
Inc.)	2,870,000	2,870,000
New York Sales Tax Asset Receivable Corp. RB ROC RR II R 6084, 4.02%, VRDN,
(Insd. by MBIA)	5,590,000	5,590,000
New York, NY TFA RB:
Ser. 362, 4.04%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Ser. 2A, 3.90%, VRDN, (Liq.: Dexia SA)	2,705,000	2,705,000
Ser. 3E, 3.92%, VRDN, (SPA: Landesbank Baden)	970,000	970,000
Puerto Rico Pub. Sales Tax PFOTER, Ser. 2006-1989, 4.07%, VRDN, (Liq.: Morgan
Stanley)	85,050,000	85,050,000
Reno, NV Sales Tax RB, Ser. 2006-5GZ, 4.04%, VRDN, (Liq.: Goldman Sachs Group,
Inc.)	14,533,000	14,533,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 4.05%,
VRDN, (SPA: Rabobank Neder)	13,129,500	13,129,500
St. John’s Cnty., FL RB, ROC RR II R 755PB, 4.04%, VRDN, (SPA: Deutsche Post)	6,255,000	6,255,000
Timnath, CO Dev. Auth. RB, Tax Increment, Ser. 2007, 4.03%, VRDN, (LOC:
Compass Bancshares, Inc.)	6,675,000	6,675,000

		332,398,352

STUDENT LOAN 0.5%
North Texas Higher Ed. Auth. Student Loan RB, Ser. B, Class IV, 4.10%, VRDN,
(SPA: DePfa Bank plc)	15,000,000	15,000,000
Oklahoma Student Loan Auth. RB, 4.05%, VRDN, (SPA: DePfa Bank plc)	33,000,000	33,000,000

		48,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 0.8%
Golden State Tobacco MTC RB:
Ser. 231, 4.03%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	$ 12,620,000	$12,620,000
Ser. 7045, 4.05%, VRDN, (Liq.: Bear Stearns Cos.)	42,000,000	42,000,000
New York Tobacco Trust RB, PFOTER:
4.05%, VRDN, (Gtd. by Merrill Lynch & Co., Inc. & SPA: WestLB AG)	4,310,000	4,310,000
4.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,960,000	2,960,000
Tobacco Settlement Auth. of Iowa RB ROC RR II R 456, 4.04%, VRDN, (Liq.:
Citigroup, Inc. & LOC: CitiBank, NA)	11,810,000	11,810,000

		73,700,000

TRANSPORTATION 3.1%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 4.05%,
VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,730,000	2,730,000
Colorado E-470 Pub. Hwy. Auth. RB, Ser. B, 0.00% 09/01/2008, (Insd. by
MBIA) (n)	23,355,000	22,497,265
Dallas, TX Area Rapid Trans. Auth., Ser. 2007-326, 4.03%, VRDN, (Insd. by AMBAC
& LOC: Bank of America Corp.)	4,305,000	4,305,000
Illinois Toll Hwy. Auth. RB, ROC RR II R 606, 4.04%, VRDN, (SPA: Deutsche Bank
AG)	6,165,000	6,165,000
Metropolitan Trans. Auth. of New York RB, Ser. B, 3.90%, VRDN, (Insd. by FSA &
SPA: Dexia Credit Local)	107,650,000	107,650,000
New Jersey TTFA RB, Ser. 038, 4.01%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo
& Co.)	250,000	250,000
New York Metro. Trans. Auth. RB:
Ser. CP-1, 3.73%, VRDN, (Liq.: BNP Paribas SA)	25,000,000	25,000,000
Ser D-1, 3.91%, VRDN, (LOC: WestDeutsche Landesbank)	20,060,000	20,060,000
North Texas Tollway Auth. Dallas North Tollway Sys. RB, Ser. C, 3.95%, VRDN,
(SPA: DePfa Bank plc)	47,250,000	47,250,000
Regional Trans. Auth., Illinois RB, Ser. 2003, 4.09%, VRDN, (Insd. by FGIC & Liq.:
BNP Paribas SA)	10,000	10,000
Regional Trans. Dist. of Colorado, Ser. 2007-144, 4.03%, VRDN, (Insd. by AMBAC
& LOC: Bank of America Corp.)	3,960,000	3,960,000
South Carolina Trans. Infrastructure RB, 4.03%, VRDN, (Insd. by AMBAC & Liq.:
Morgan Stanley)	2,570,000	2,570,000
Texas Turnpike Auth. RB, Ser. 2005-225, 4.03%, VRDN, (Insd. by AMBAC & Liq.:
Bear Stearns Cos.)	23,065,000	23,065,000
Triborough Bridge & Tunnel Auth. RRB, Ser. 2000-AB, 3.91%, VRDN, (Liq.:
JPMorgan Chase & Co.)	24,900,000	24,900,000

		290,412,265

UTILITY 8.6%
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 3.94%, VRDN, (LOC: JPMorgan
Chase & Co.)	750,000	750,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj.:
3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	20,000,000	20,000,000
3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	44,000,000	44,000,000
3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	20,000,000	20,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj.:
4.12%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	$ 19,000,000	$19,000,000
4.13%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	6,710,000	6,710,000
Delaware EDA RB, Delmarva Power & Light Co. Proj.:
4.25%, VRDN, (Gtd. by Delmarva Power & Light Co.)	8,500,000	8,500,000
4.25%, VRDN, (Gtd. by Delmarva Power & Light Co.)	8,000,000	8,000,000
Denton, TX Util. Sys. RB, ROC RR II R 2152, 4.03%, VRDN, (Liq.: Citigroup, Inc.)	5,800,000	5,800,000
Florida Util. Auth. RB, Ser. 327, 4.05%, VRDN, (Liq.: Morgan Stanley)	11,300,000	11,300,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining Proj., Ser. A, 4.09%,
VRDN	115,600,000	115,600,000
Houston, TX Util. Sys. RB:
ROC RR II R 2132, 4.03%, VRDN, (Liq.: Citigroup, Inc.)	5,835,000	5,835,000
ROC RR II R 6017, 4.03%, VRDN, (LOC: CitiBank, NA)	10,215,000	10,215,000
Indiana Muni. Power Agcy. RB ROC RR II R 9044, 4.03%, VRDN, (Insd. by FGIC &
Liq.: Citigroup, Inc.)	10,170,000	10,170,000
Lafayette, LA Util. RB ROC RR II R 6024, 4.03%, VRDN, (Insd. by MBIA & LOC:
CitiBank, NA)	10,675,000	10,675,000
Laramie Cnty., WY IDA RB, Cheyenne Light & Power Co., 4.14%, VRDN, (Liq.:
Wells Fargo & Co.)	5,000,000	5,000,000
Lower Colorado River, Texas Auth. Transmission Contract RB:
ROC RR II R 4530, 4.03%, VRDN, (Liq.: Citigroup, Inc.)	3,720,000	3,720,000
Ser. 623, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,630,000	4,630,000
Lower Neches Valley, TX IDRB, Mobil Oil Refining Corp. Proj., 3.95%, VRDN, (Gtd.
by ExxonMobil Corp.)	13,700,000	13,700,000
Maine Pub. Util. RRB, Maine Pub. Svc. Co. Proj., 4.03%, VRDN, (LOC: Bank of
America Corp.)	13,600,000	13,600,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 4.03%, VRDN, (Insd. by
FSA & Liq.: Bear Stearns Cos.)	11,585,000	11,585,000
Mesa, AZ Util. Sys. RB, Ser. 960, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by FSA)	5,165,000	5,165,000
Michigan Strategic Fund, Ltd. RB, Dow Chemical Proj., 4.22%, VRDN, (Gtd. by
Dow Chemical Co.)	12,000,000	12,000,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 4.10%, VRDN, (Gtd. by
Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Mississippi Dev. Spl. Obl. Gas Auth. RB, Natural Gas Proj., Ser. 2005, 3.98%,
VRDN, (SPA: Societe Generale)	26,520,000	26,520,000
Municipal Energy Acquisition Corp. PFOTER, Tennessee Gas Proj., Ser. 1578,
3.93%, VRDN, (Liq.: JPMorgan Chase & Co.)	112,850,000	112,850,000
Municipal Securities Pool Trust Receipt, Ser. 2006-261, Class A, 4.03%, VRDN,
(Liq.: Bear Stearns Cos.)	7,065,000	7,065,000
Nebraska Pub. Power Dist. RB:
Eagle-20040014, 4.04%, VRDN, (LOC: CitiBank, NA)	3,200,000	3,200,000
Eagle-20041016, 4.04%, VRDN, (LOC: CitiBank, NA)	10,665,000	10,665,000
North Carolina Eastern Muni. Power Agcy. Auth. RB PFOTER, 4.05%, VRDN, (Liq.:
Morgan Stanley)	4,346,500	4,346,500
Ohio Water Dev. Auth. PCRB, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,520,000	4,520,000
Pinal Cnty., AZ Elec. Sys. RB, Ser. U-2, 4.04%, VRDN, (SPA: Bank of America Corp.)	25,585,000	25,585,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 4.20%, VRDN, (Gtd. by Idaho
Power Co.)	$4,360,000	$4,360,000
Puerto Rico Elec. Power Auth. RB, ROC RR II R 637CE, 4.03%, VRDN, (Liq.:
Citigroup, Inc.)	25,745,000	25,745,000
South Carolina Pub. Svc. Auth. RB, Class A, 4.04%, VRDN, (Insd. by FGIC & LOC:
CitiBank, NA)	10,485,000	10,485,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj, Ser. A, 3.98%, VRDN, (SPA:
Societe Generale)	42,800,000	42,800,000
Tennessee Energy Acquisition Corp. MTC:
Ser. 2006-275, Class A, 4.03%, VRDN, (Liq.: Bear Stearns Cos.)	17,740,000	17,740,000
Ser. 2006-276, Class A, 4.03%, VRDN, (Liq.: Bear Stearns Cos.)	17,575,000	17,575,000
Texas Muni. Gas Acquisition & Supply Corp.:
ROC RR II R 10014, 4.10%, VRDN, (SPA: Dexia Credit Local)	72,000,000	72,000,000
ROC RR II R 10015, 4.10%, VRDN, (SPA: Landesbank
Hessen-ThüringenGirozentrale)	42,000,000	42,000,000
Utah Muni. Power Sys. RB ROC RR II R 2016, 4.03%, VRDN, (Liq.: Citigroup, Inc.)	5,180,000	5,180,000
Wyandotte Cnty., KS Govt. Util. Sys. RB:
Class A, 4.04%, VRDN, (LOC: CitiBank, NA)	5,000,000	5,000,000
Ser. 595, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,690,000	1,690,000

		807,281,500

WATER & SEWER 3.2%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 4.09%, VRDN, (Insd. by AMBAC
& Liq.: Merrill Lynch & Co., Inc.)	1,200,000	1,200,000
Birmingham, AL Water & Sewer RB, ROC RR II R 10109, 4.09%, VRDN, (Insd. by
MBIA & Liq.: Citigroup, Inc.)	9,500,000	9,500,000
Central Brown Cnty., WI Water Auth. RB, ROC RR II R 2211, 4.03%, VRDN, (Insd.
by AMBAC & Liq.: Citigroup, Inc.)	12,705,000	12,705,000
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 4.03%, VRDN, (Insd.
by MBIA & LOC: Bank of America Corp.)	7,140,000	7,140,000
Chicago, IL Water RB, Eclipse Funding Trust, Ser. 2006-0106, 4.03%, VRDN, (Insd.
by MBIA & LOC: Bank of America Corp.)	23,010,000	23,010,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-23, 4.05%, VRDN, (Insd. by
AMBAC & Liq.: Merrill Lynch & Co.)	16,460,000	16,460,000
Des Moines, IA Metro. Wastewater Reclamation Auth. Sewer RB, 4.03%, VRDN,
(Liq.: JPMorgan Chase & Co.)	3,160,000	3,160,000
Florida Water & Sewer Sys. RB, Ser. 805, 4.03%, VRDN, (Liq.: JPMorgan Chase &
Co.)	5,470,000	5,470,000
Fulton Cnty., GA Water & Sewer RB ROC RR II R 6028, 4.03%, VRDN, (Liq.:
Citigroup, Inc.)	4,725,000	4,725,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Ser. 400, 4.05%, VRDN, (Insd. by
FGIC & Liq.: Morgan Stanley)	5,542,500	5,542,500
Houston, TX Util. Sys. RB:
Ser. 527, 4.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,585,000	5,585,000
Ser. 685, 4.03%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	5,265,000	5,265,000
Indianapolis, IN Local Pub. Impt. Waterworks Proj., Ser. G-1, 3.95%, VRDN, (SPA:
DePfa Bank plc)	21,245,000	21,245,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Las Vegas Valley, NV Water Dist. RB, PFOTER, Ser. 1375, 4.03%, VRDN, (Insd. by
FSA & Liq.: JPMorgan Chase & Co.)	$2,730,000	$2,730,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB ROC RR II 6511, 4.03%,
VRDN, (LOC: CitiBank, NA)	2,240,000	2,240,000
Montgomery Cnty., TX Muni. Util. RB, 4.03%, VRDN, (Liq.: JPMorgan Chase &
Co.)	4,870,000	4,870,000
New York Water Util. Impt. Certs. RB, Ser. 2007-132, 3.99%, VRDN, (LOC: Bank of
America Corp.)	4,000,000	4,000,000
New York, NY IDA RB, USA Waste Svcs. New York City Proj., 3.99%, VRDN, (LOC:
JPMorgan Chase & Co.)	11,870,000	11,870,000
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB:
3.84%, VRDN, (LOC: Dexia SA)	14,000,000	14,000,000
Ser. CC-1, 3.90%, VRDN, (SPA: Bank of Nova Scotia)	30,650,000	30,650,000
New York, NY Water Fin. Auth. Water & Sewer RRB, 3.87%, VRDN, (SPA: State
Street Corp.)	32,300,000	32,300,000
North Texas Muni. Wtr. Sys. RB ROC RR II R 9101, 4.03%, VRDN, (Insd. by MBIA &
Liq.: Citigroup, Inc.)	15,620,000	15,620,000
North Texas Muni. Wtr. Sys. RB ROC RR II R 9102, 4.03%, VRDN, (Insd. by MBIA &
Liq.: Citigroup, Inc.)	15,620,000	15,620,000
Peace River/Manasota, FL Regl. Water Supply Auth. RB ROC RR II R 607, 4.04%,
VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	3,935,000	3,935,000
Phoenix, AZ Civic Impt. Corp. Wastewater Sys. RRB, Ser. A, 3.95%, VRDN, (Insd. by
MBIA & SPA: Dexia SA)	11,800,000	11,800,000
Phoenix, AZ Civic Impt. RB, ROC RR II R 674, 4.03%, VRDN, (Insd. by MBIA & Liq.:
Citigroup, Inc.)	4,120,000	4,120,000
South Florida Water Mgmt. Dist. RB, ROC RR II R 671, 4.03%, VRDN, (Insd. by
AMBAC & Liq.: CitiBank, NA)	13,335,000	13,335,000
Tri-County, Indiana RB, Ser. D, 4.15%, VRDN, (LOC: Huntington National Bank)	4,670,000	4,670,000
Western Carolina, South Carolina Sewer Auth. RB, Ser. 678, 4.03%, VRDN, (Insd.
by FSA & Liq.: JPMorgan Chase & Co.)	5,200,000	5,200,000

		297,967,500

Total Municipal Obligations (cost $8,891,891,179)		8,891,891,179

REPURCHASE AGREEMENT (vv) 2.7%
State Street Corp., 5.05%, dated 08/31/2007, maturing 09/04/2007, maturity
value $250,140,276 (1)	250,000,000	250,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 3.80% q	500,000	500,000

Total Short-Term Investments (cost $250,500,000)		250,500,000

Total Investments (cost $9,142,391,179) 97.6%		9,142,391,179
Other Assets and Liabilities 2.4%		223,587,875

Net Assets 100.0%		$9,365,979,054

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

(vv)	Collateralized by:
(1) $101,370,000 FHLB, 5.00% to 5.375%, 08/14/2009 to 10/13/2011, value including accrued interest is
$104,088,858; $50,000,000 FHLMC, 5.30%, 01/09/2012, value including accrued interest is $50,882,778;
$100,000,000 FNMA, 4.75% to 5.65%, 12/15/2010 to 11/01/2011, value including accrued interest is
$102,943,056.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
q	Rate shown is the 7-day annualized yield at period end.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2007.
Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
BAN	Bond Anticipation Note	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Authority	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	MHRRB	Multifamily Housing Refunding Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDFA	Economic Development Finance Authority	MTC	Municipal Trust Certificates
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
FHA	Federal Housing Authority	PFOTER	Puttable Floating Option Tax Exempt Receipts
FHLB	Federal Housing Loan Bank	PSF	Permanent School Fund
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificate
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	SFHRRB	Single Family Housing Refunding Revenue Bond
HDA	Housing Development Authority	SPA	Securities Purchase Agreement
HFA	Housing Finance Authority	TFA	Transitional Finance Authority
IDA	Industrial Development Authority	TOC	Tender Option Certificate
IDRB	Industrial Development Revenue Bond	TTFA	Transportation Trust Fund Authority
IDRRB	Industrial Development Refunding Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2007:

Texas	12.1%	Pennsylvania	0.9%
Delaware	7.7%	South Carolina	0.8%
New York	6.4%	Mississippi	0.8%
California	5.2%	Minnesota	0.8%
Illinois	4.8%	Utah	0.7%
Florida	4.7%	Kansas	0.6%
Tennessee	2.6%	Arkansas	0.6%
Colorado	2.3%	North Carolina	0.5%
Massachusetts	1.9%	Nevada	0.5%
Indiana	1.9%	Oklahoma	0.5%
Maryland	1.8%	New Hampshire	0.5%
Wisconsin	1.8%	Kentucky	0.4%
Ohio	1.6%	New Jersey	0.4%
Louisiana	1.6%	Hawaii	0.4%
Arizona	1.6%	Virginia	0.4%
Washington	1.5%	Rhode Island	0.3%
Connecticut	1.5%	Nebraska	0.3%
District of Columbia	1.4%	New Mexico	0.3%
Georgia	1.4%	Maine	0.3%
Alaska	1.4%	Iowa	0.2%
Puerto Rico	1.2%	Oregon	0.1%
Missouri	1.1%	North Dakota	0.1%
Wyoming	1.1%	South Dakota	0.1%
Alabama	1.0%	Non-state specific	18.9%
Michigan	1.0%
		Total	100.0%

The following table shows the percent of total investments by credit quality as of August 31, 2007:

Tier 1	98.5%
Tier 2	1.5%

100%

The following table shows the percent of total investments by maturity as of August 31, 2007:

2 – 7 days	93.8%
8 – 60 days	0.5%
61 – 120 days	2.4%
121 – 240 days	2.2%
241 + days	1.1%

100%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007 (unaudited)

Assets
Investments at amortized cost	$9,142,391,179
Cash	14,098,772
Receivable for securities sold	226,664,924
Receivable for Fund shares sold	6,012,760
Interest and dividends receivable	64,822,288
Prepaid expenses and other assets	88,776

Total assets	9,454,078,699

Liabilities
Dividends payable	12,420,825
Payable for securities purchased	71,282,715
Payable for Fund shares redeemed	3,139,914
Advisory fee payable	112,361
Distribution Plan expenses payable	24,426
Due to other related parties	64,174
Accrued expenses and other liabilities	1,055,230

Total liabilities	88,099,645

Net assets	$9,365,979,054

Net assets represented by
Paid-in capital	$9,365,227,798
Overdistributed net investment income	(273,121)
Accumulated net realized gains on investments	1,024,377

Total net assets	$9,365,979,054

Net assets consists of
Class I	$8,194,688,410
Class AD	150,367,361
Class IN	254,219,387
Class IS	753,463,839
Class P	13,240,057

Total net assets	$9,365,979,054

Shares outstanding (unlimited number of shares authorized)
Class I	8,194,099,817
Class AD	150,389,394
Class IN	254,231,378
Class IS	753,261,589
Class P	13,242,612

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2007 (unaudited)

Investment income
Interest	$176,584,406
Dividends	9,025

Total investment income	176,593,431

Expenses
Advisory fee	5,109,047
Distribution Plan expenses
Class AD	27,847
Class IN	112,414
Class IS	926,462
Class P	20,891
Administrative services fee	2,786,753
Transfer agent fees	91,656
Trustees’ fees and expenses	58,013
Printing and postage expenses	26,858
Custodian and accounting fees	1,392,521
Registration and filing fees	55,078
Professional fees	79,554
Other	92,419

Total expenses	10,779,513
Less: Expense reductions	(170,494)

Net expenses	10,609,019

Net investment income	165,984,412

Net realized gains on investments	1,024,377

Net increase in net assets resulting from operations	$167,008,789

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2007		Year Ended
	(unaudited)		February 28, 2007

Operations
Net investment income		$165,984,412		$288,121,806
Net realized gains on investments		1,024,377		1,384,734

Net increase in net assets resulting
from operations		167,008,789		289,506,540

Distributions to shareholders from
Net investment income
Class I		(148,225,579)		(256,591,904)
Class AD		(1,989,447)		(2,796,997)
Class IN		(3,941,318)		(7,982,594)
Class IS		(12,451,122)		(21,732,171)
Class P		(129,732)		(129,460)

Total distributions to shareholders		(166,737,198)		(289,233,126)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	22,347,889,251	22,347,889,251	40,400,082,417	40,400,082,417
Class AD	115,906,388	115,906,388	260,888,018	260,888,018
Class IN	169,078,298	169,078,298	584,032,520	584,032,520
Class IS	989,218,575	989,218,575	1,767,690,593	1,767,690,593
Class P	9,534,788	9,534,788	8,392,021	8,392,021

		23,631,627,300		43,021,085,569

Net asset value of shares issued in
reinvestment of distributions
Class I	70,754,364	70,754,364	131,421,049	131,421,049
Class AD	1,866,544	1,866,544	2,494,448	2,494,448
Class IN	3,773,083	3,773,083	7,681,341	7,681,341
Class IS	8,919,137	8,919,137	15,564,162	15,564,162
Class P	129,584	129,584	122,974	122,974

		85,442,712		157,283,974

Payment for shares redeemed
Class I	(21,346,443,702)	(21,346,443,702)	(40,131,143,810)	(40,131,143,810)
Class AD	(27,554,119)	(27,554,119)	(266,716,557)	(266,716,557)
Class IN	(166,886,304)	(166,886,304)	(533,401,145)	(533,401,145)
Class IS	(921,304,575)	(921,304,575)	(1,795,403,438)	(1,795,403,438)
Class P	(3,583,206)	(3,583,206)	(12,344,712)	(12,344,712)

		(22,465,771,906)		(42,739,009,662)

Net increase in net assets resulting
from capital share transactions		1,251,298,106		439,359,881

Total increase in net assets		1,251,569,697		439,633,295
Net assets
Beginning of period		8,114,409,357		7,674,776,062

End of period		$9,365,979,054		$8,114,409,357

Undistributed (overdistributed)
net investment income		$(273,121)		$479,665

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS shares and 0.50% of the average daily net assets for Class P.

5. INVESTMENT TRANSACTIONS

On August 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended August 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships..

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567758 rv4 10/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567758  rv4   10/2007

Evergreen Institutional Treasury Money Market Fund

Evergreen

INSTITUTIONAL TREASURY MONEY MARKET FUND

Semiannual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Treasury Money Market Fund for the six-month period ended August 31, 2007.

The domestic equity and fixed income markets produced modest, but still positive, returns during the six-month period. Stock prices tended to rise early in the period, maintaining a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities fell back in a mid-summer market sell-off triggered by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market might lead to weakness in the economy. Stocks recovered somewhat in August as investors reacted positively to early signals that the Federal Reserve Board (the “Fed”) cut the discount rate — the rate at which the Fed lends to banks — and signaled that it was prepared to act to maintain liquidity in the financial markets. The bond market also saw considerable volatility as investors worried that inflationary pressures might increase and that the difficulties in the subprime mortgage industry might signal additional deterioration in credit quality. Interest rates of longer-maturity bonds rose and their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. However, the fixed income markets also appeared to stabilize in August 2007 with the Fed’s indications of its willingness to intervene.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy

1

LETTER TO SHAREHOLDERS continued

showed healthy growth over the six-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. GDP grew at just a 0.6% pace in the first quarter of 2007, but then reaccelerated to a rate of 3.8% in the second quarter before exhibiting signs of a moderation in the beginning of the third quarter of 2007. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August. Over the six-month period, the Fed kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate by half a percentage point in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX

6-month return	2.52%	2.49%

Average annual return

1-year	5.09%	5.04%

5-year	2.71%	2.66%

10-year	3.68%	3.64%

7-day annualized yield	4.78%	4.73%

30-day annualized yield	4.57%	4.52%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2007, there were 169 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper	Merrill
			Institutional	Lynch
	Institutional		U.S. Treasury	3-Month
Investor	Service	Participant	Money	U.S.
Shares	Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

5/1/2001	11/27/1996	5/1/2001

ENTXX	EITXX	ESTXX

2.46%	2.39%	2.26%	2.39%	2.70%

4.99%	4.83%	4.57%	4.86%	5.29%

2.61%	2.45%	2.20%	2.50%	2.89%

3.61%	3.42%	3.35%	3.45%	3.80%

4.68%	4.52%	4.28%	N/A	N/A

4.47%	4.32%	4.07%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,025.16	$ 1.07
Class AD	$ 1,000.00	$ 1,024.90	$ 1.32
Class IN	$ 1,000.00	$ 1,024.65	$ 1.58
Class IS	$ 1,000.00	$ 1,023.88	$ 2.34
Class P	$ 1,000.00	$ 1,022.59	$ 3.61
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.08	$ 1.07
Class AD	$ 1,000.00	$ 1,023.83	$ 1.32
Class IN	$ 1,000.00	$ 1,023.58	$ 1.58
Class IS	$ 1,000.00	$ 1,022.82	$ 2.34
Class P	$ 1,000.00	$ 1,021.57	$ 3.61

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS and 0.71% for Class P), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.52%	4.89%	3.25%	1.35%	0.90%	1.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,114,207	$1,153,229	$1,845,698	$2,208,303	$2,186,186	$2,222,210
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.21%[2]	0.22%	0.20%	0.21%	0.20%	0.20%
Expenses excluding waivers/reimbursements
and expense reductions	0.21%[2]	0.22%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	4.84%[2]	4.73%	3.19%	1.34%	0.89%	1.56%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS AD	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.49%	4.84%	3.20%	1.30%	0.85%	1.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,604	$ 421	$28,992	$33,060	$52,002	$14,068
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.26%[2]	0.26%	0.25%	0.26%	0.25%	0.25%
Expenses excluding waivers/reimbursements
and expense reductions	0.26%[2]	0.26%	0.25%	0.26%	0.25%	0.25%
Net investment income (loss)	4.89%[2]	4.36%	3.13%	1.27%	0.84%	1.37%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IN	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.46%	4.79%	3.15%	1.25%	0.80%	1.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$295,680	$259,223	$255,406	$272,700	$259,651	$158,831
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.31%[2]	0.32%	0.30%	0.31%	0.30%	0.30%
Expenses excluding waivers/reimbursements
and expense reductions	0.31%[2]	0.32%	0.30%	0.31%	0.30%	0.30%
Net investment income (loss)	4.84%[2]	4.68%	3.13%	1.23%	0.77%	1.40%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.39%	4.63%	3.00%	1.10%	0.65%	1.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,453,000	$1,551,549	$2,906,339	$2,635,887	$1,992,881	$2,362,269
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.46%[2]	0.47%	0.45%	0.46%	0.45%	0.45%
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[2]	0.47%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	4.68%[2]	4.43%	2.99%	1.13%	0.65%	1.26%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS P	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.03)	(0.01)	0[2]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.26%	4.37%	2.74%	0.85%	0.40%	1.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$69,671	$56,577	$105,474	$222,314	$367,155	$350,527
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.71%[3]	0.72%	0.70%	0.71%	0.70%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.71%[3]	0.72%	0.70%	0.71%	0.70%	0.70%
Net investment income (loss)	4.45%[3]	4.20%	2.56%	0.82%	0.40%	1.03%

1 Year ended February 29.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)

	Principal
	Amount	Value

REPURCHASE AGREEMENTS * 100.2%
ABN AMRO, Inc., Avg. rate of 4.95%, dated 08/27/2007, maturing 09/04/2007,
maturity value $260,286,000 (1) **	$ 260,000,000	$260,000,000
Bank of America Corp., Avg. rate of 5.19%, dated 08/27/2007, maturing
09/04/2007, maturity value $325,300,083 (2) **	325,000,000	325,000,000
Barclays Capital plc:
5.10%, dated 08/31/2007, maturing 09/04/2007, maturity value
$400,226,668 (3)	400,000,000	400,000,000
Avg. rate of 5.10%, dated 08/27/2007, maturing 09/04/2007, maturity
value $260,294,811 (4) **	260,000,000	260,000,000
Credit Suisse First Boston Corp., Avg. rate of 5.09%, dated 08/27/2007, maturing
09/04/2007, maturity value $260,293,944 (5) **	260,000,000	260,000,000
Deutsche Bank AG:
5.10%, dated 08/31/2007, maturing 09/04/2007, maturity value
$410,232,332 (6)	410,000,000	410,000,000
Avg. rate of 5.23%, dated 08/27/2007, maturing 09/04/2007, maturity
value $325,302,250 (6) **	325,000,000	325,000,000
Greenwich Capital Markets, Inc.:
5.10%, dated 08/31/2007, maturing 09/04/2007, maturity value
$400,055,668 (7)	400,000,000	400,000,000
Avg. rate of 5.13%, dated 08/27/2007, maturing 09/04/2007, maturity value
$260,296,256 (8) **	260,000,000	260,000,000
HSBC Holdings plc:
5.05%, dated 08/31/2007, maturing 09/04/2007, maturity value
$400,224,444 (9)	400,000,000	400,000,000
Avg. rate of 5.06%, dated 08/31/2007, maturing 09/04/2007, maturity value
$260,292,139 (10) **	260,000,000	260,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 4.83%, dated 08/27/2007,
maturing 09/04/2007, maturity value $260,279,067 (11) **	260,000,000	260,000,000
Merrill Lynch & Co., Avg. rate of 5.07%, dated 08/27/2007, maturing 09/04/2007,
maturity value $260,292,644 (12) **	260,000,000	260,000,000
Morgan Stanley:
5.07%, dated 08/31/2007, maturing 09/04/2007, maturity value
$300,169,000 (13),	300,000,000	300,000,000
Avg. rate of 5.08%, dated 08/27/2007, maturing 09/04/2007, maturity value
$260,293,294 (13) **	260,000,000	260,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.02%, dated 08/27/2007, maturing
09/04/2007, maturity value $180,289,827 (14) **	180,000,000	180,000,000
Societe Generale, 5.00%, dated 08/31/2007, maturing 09/04/2007, maturity
value $400,222,224 (15)	400,000,000	400,000,000
State Street Corp., 4.95%, dated 08/31/2007, maturing 09/04/2007, maturity
value $143,005,025 (16)	142,926,415	142,926,415
UBS AG:
Avg. rate of 5.10%, dated 08/27/2007, maturing 09/04/2007, maturity
value $260,294,739 (17) **	260,000,000	260,000,000
Avg. rate of 5.18%, dated 08/27/2007, maturing 09/04/2007, maturity value
$325,299,217 (18) **	325,000,000	325,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

Value

Total Investments (cost $5,947,926,415) 100.2%	$5,947,926,415
Other Assets and Liabilities (0.2%)	(10,765,034)

Net Assets 100.0%	$5,937,161,381

*	Collateralized by:
	(1)	$25,549,000 U.S. Treasury Bond, 6.25%, 08/15/2023, value including accrued interest is $29,568,558;
$310,000,000 U.S. Treasury STRIPS, 0.00%, 11/15/2024, value is $132,537,400; $103,224,000 U.S. Treasury
Note, 4.00%, 08/31/2009, value including accrued interest is $103,094,970.
	(2)	$389,362,736 GNMA, 5.50% to 6.50%, 11/15/2033 to 08/20/2037, value including accrued interest is
$331,500,000.
	(3)	$67,822,751 U.S. Treasury STRIPS, 0.00%, 10/15/2007 to 04/15/2029, value is $48,130,142; $214,180,000 U.S.
Treasury Bond, 8.75%, 08/15/2020, value including accrued interest is $296,785,874; $124,624,000 TIPS, 0.00%
to 3.875%, 11/15/2007 to 02/15/2031, value including accrued interest is $63,083,985.
	(4)	$185,521,869 U.S. Treasury STRIPS, 0.00%, 4/15/2008 to 11/15/2027, value is $100,267,500; $132,291,000
TIPS, 3.50%, 01/15/2011, value including accrued interest is $164,932,500.
	(5)	$225,324,000 U.S. Treasury Note, 4.875%, 07/31/2011, value including accrued interest is $231,846,372;
$27,090,000 TIPS, 3.375%, 01/15/2012, value including accrued interest is $33,359,602.
	(6)	$343,807,036 GNMA, 5.00% to 5.50%, 05/15/2034 to 04/15/2037, value including accrued interest is
$331,929,510; $323,388,000 TIPS, 3.625%, 01/15/2008, value including accrued interest is $417,770,920. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(7)	$399,435,000 U.S. Treasury Note, 4.75%, 08/15/2017, value including accrued interest is $408,000,993.
	(8)	$261,556,000 U.S. Treasury Notes, 4.75% to 5.00%, 07/31/2008 to 08/15/2017, value including accrued interest is $265,201,699.
	(9)	$727,065,000 U.S. Treasury STRIPS, 0.00%, 11/15/2018 to 05/15/2020, value is $413,101,349.
	(10)	$430,250,000 U.S. Treasury STRIPS, 0.00%, 02/15/2015 to 11/15/2021, value is $265,201,685.
	(11)	$264,715,000 U.S. Treasury Note, 4.25%, 08/15/2013, value including accrued interest is $265,204,157.
	(12)	$262,020,000 U.S. Treasury Note, 4.125%, 08/31/2012, value including accrued interest is $265,201,963;
	(13)	$1,142,202,000 U.S. Treasury STRIPS, 0.00%, 05/15/2020 to 11/15/2022, value is $571,200,565. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(14)	$183,830,000 U.S. Treasury Note, 4.00%, 08/31/2009, value including accrued interest is $183,600,213.
	(15)	$5,461,000 TIPS, 1.875% to 3.625%, 04/15/2011 to 4/15/2028, value including accrued interest is $5,898,656;
$336,117, 000 U.S. Treasury Notes, 3.125% to 5.75%, 9/30/2007 to 05/15/2017, value including accrued interest is $341,014,053; $38,018,000 U.S. Treasury Bonds, 4.50% to 10.375%, 11/15/2012 to 05/15/2037, value including accrued interest is $39,291,695; $22,004,000, U.S. Treasury Bills, 0.00%, 10/25/2007 to 01/17/2008,
value is $21,795,715.
	(16)	$134,675,000 U.S. Treasury Bond, 5.50%, 08/15/2028, value including accrued interest is $146,107,736.
	(17)	$251,462,000 TIPS, 2.375%, 04/15/2011 to 01/15/2017, value including accrued interest is $265,203,496.
	(18)	$1,384,578,843 GNMA, 3.50% to 13.00%, 10/15/2010 to 10/20/2030, value including accrued interest is
$331,502,197.

**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation-Protected Securities

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

The following table shows the percent of total investments by credit quality as of August 31, 2007:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2007:

2-7 days	100%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007 (unaudited)

Assets
Investments in repurchase agreements, at amortized cost	$5,947,926,415
Receivable for Fund shares sold	69,908
Interest receivable	5,295,738
Prepaid expenses and other assets	15,395

Total assets	5,953,307,456

Liabilities
Dividends payable	15,388,829
Payable for Fund shares redeemed	65,776
Advisory fee payable	70,310
Distribution Plan expenses payable	46,720
Due to other related parties	40,990
Accrued expenses and other liabilities	533,450

Total liabilities	16,146,075

Net assets	$5,937,161,381

Net assets represented by
Paid-in capital	$5,937,770,978
Undistributed net investment income	951,082
Accumulated net realized losses on investments	(1,560,679)

Total net assets	$5,937,161,381

Net assets consists of
Class I	$4,114,207,048
Class AD	4,603,686
Class IN	295,679,947
Class IS	1,452,999,814
Class P	69,670,886

Total net assets	$5,937,161,381

Shares outstanding (unlimited number of shares authorized)
Class I	4,114,572,487
Class AD	4,603,705
Class IN	295,697,605
Class IS	1,453,221,616
Class P	69,677,271

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2007 (unaudited)

Investment income
Interest	$88,653,717

Expenses
Advisory fee	1,912,516
Distribution Plan expenses
Class AD	202
Class IN	115,065
Class IS	1,597,127
Class P	158,065
Administrative services fee	1,045,473
Transfer agent fees	40,915
Trustees’ fees and expenses	39,105
Printing and postage expenses	19,390
Custodian and accounting fees	405,161
Registration and filing fees	48,182
Professional fees	33,490
Other	57,252

Total expenses	5,471,943
Less: Expense reductions	(28,963)

Net expenses	5,442,980

Net investment income	83,210,737

Net realized gains or losses on investments	0

Net increase in net assets resulting from operations	$83,210,737

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
	August 31, 2007		Year Ended
	(unaudited)		February 28, 2007 (a)

Operations
Net investment income		$83,210,737		$144,928,949
Net realized gains or losses on
investments		0		0

Net increase in net assets resulting
from operations		83,210,737		144,928,949

Distributions to shareholders from
Net investment income
Class I		(46,405,195)		(66,184,785)
Class AD		(19,840)		(304,920)
Class IN		(5,576,475)		(11,609,424)
Class IS		(29,963,218)		(63,395,417)
Class P		(1,407,045)		(2,256,523)
Class RV		0		(676,561)
Class RC		0		(351,126)

Total distributions to shareholders		(83,371,773)		(144,778,756)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	9,542,062,194	9,542,062,194	12,750,256,468	12,750,256,468
Class AD	5,272,864	5,272,864	10,796,397	10,796,397
Class IN	415,045,418	415,045,418	1,249,359,084	1,249,359,084
Class IS	2,448,466,784	2,448,466,784	5,716,373,816	5,716,373,816
Class P	76,920,091	76,920,091	138,784,253	138,784,253
Class RV	0	0	32,957,867	32,957,867
Class RC	0	0	25,959,286	25,959,286

		12,487,767,351		19,924,487,171

Net asset value of shares issued in
reinvestment of distributions
Class I	9,774,172	9,774,172	8,214,226	8,214,226
Class AD	8,983	8,983	943	943
Class IN	1,145,741	1,145,741	181,087	181,087
Class IS	14,546,760	14,546,760	20,887,965	20,887,965
Class P	1,177,110	1,177,110	1,177,871	1,177,871
Class RV	0	0	64,233	64,233
Class RC	0	0	39,539	39,539

		26,652,766		30,565,864

Payment for shares redeemed
Class I	(6,590,749,578)	(6,590,749,578)	(13,450,968,890)	(13,450,968,890)
Class AD	(1,098,690)	(1,098,690)	(39,372,214)	(39,372,214)
Class IN	(379,727,165)	(379,727,165)	(1,245,731,718)	(1,245,731,718)
Class IS	(2,561,519,612)	(2,561,519,612)	(7,092,141,312)	(7,092,141,312)
Class P	(65,002,140)	(65,002,140)	(188,860,726)	(188,860,726)
Class RV	0	0	(97,058,554)	(97,058,554)
Class RC	0	0	(54,675,868)	(54,675,868)

		(9,598,097,185)		22,168,809,282

Net increase (decrease) in net assets
resulting from capital share
transactions		2,916,322,932		(2,213,756,247)

Total increase (decrease) in net assets		2,916,161,896		(2,213,606,054)
Net assets
Beginning of period		3,020,999,485		5,234,605,539

End of period		$5,937,161,381		$3,020,999,485

Undistributed net investment income		$951,082		$1,112,118

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.05% of the average daily net assets for Class AD shares, 0.10% of the average daily net assets for Class IN shares, 0.25% of the average daily net assets for Class IS shares and 0.50% of the average daily net assets for Class P shares.

5. INVESTMENT TRANSACTIONS

On August 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2007, the Fund had $1,560,679 in capital loss carryovers for federal income tax purposes expiring in 2014.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended August 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts,

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567759 rv4 10/2007

Evergreen Institutional U.S. Government Money Market Fund

Evergreen

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Semiannual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional U.S. Government Money Market Fund for the six-month period ended August 31, 2007.

The domestic equity and fixed income markets produced modest, but still positive, returns during the six-month period. Stock prices tended to rise early in the period, maintaining a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities fell back in a mid-summer market sell-off triggered by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market might lead to weakness in the economy. Stocks recovered somewhat in August as investors reacted positively to early signals that the Federal Reserve Board (the “Fed”) cut the discount rate — the rate at which the Fed lends to banks — and signaled that it was prepared to act to maintain liquidity in the financial markets. The bond market also saw considerable volatility as investors worried that inflationary pressures might increase and that the difficulties in the subprime mortgage industry might signal additional deterioration in credit quality. Interest rates of longer-maturity bonds rose and their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. However, the fixed income markets also appeared to stabilize in August 2007 with the Fed’s indications of its willingness to intervene.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy

1

LETTER TO SHAREHOLDERS continued

showed healthy growth over the six-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. GDP grew at just a 0.6% pace in the first quarter of 2007, but then reaccelerated to a rate of 3.8% in the second quarter before exhibiting signs of a moderation in the beginning of the third quarter of 2007. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August. Over the six-month period, the Fed kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate by half a percentage point in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

					Lipper
					Institutional	Merrill
					U.S.	Lynch
			Institutional		Government	3-Month
	Institutional	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	10/1/1999	5/1/2001	10/1/1999	5/1/2001

Nasdaq symbol	EGIXX	EGNXX	EGSXX	EGPXX

6-month return	2.54%	2.49%	2.41%	2.28%	2.53%	2.70%

Average annual
return

1-year	5.12%	5.02%	4.86%	4.60%	5.06%	5.29%

5-year	2.75%	2.65%	2.50%	2.24%	2.66%	2.89%

Since portfolio
inception	3.33%	3.25%	3.07%	2.92%	3.24%	3.47%

7-day annualized
yield	4.87%	4.77%	4.62%	4.36%	N/A	N/A

30-day annualized
yield	4.88%	4.78%	4.64%	4.38%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2007, there were 177 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN and P prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,025.40	$ 1.27
Class IN	$ 1,000.00	$ 1,024.88	$ 1.78
Class IS	$ 1,000.00	$ 1,024.14	$ 2.54
Class P	$ 1,000.00	$ 1,022.81	$ 3.81
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.88	$ 1.27
Class IN	$ 1,000.00	$ 1,023.38	$ 1.78
Class IS	$ 1,000.00	$ 1,022.62	$ 2.54
Class P	$ 1,000.00	$ 1,021.37	$ 3.81

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.25% for Class I, 0.35% for Class IN, 0.50% for Class IS and 0.75% for Class P), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.05	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.54%	4.95%	3.31%	1.41%	0.94%	1.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$811,180	$472,397	$695,920	$695,666	$864,852	$719,820
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.25%[2]	0.23%	0.23%	0.23%	0.22%	0.21%
Expenses excluding waivers/reimbursements
and expense reductions	0.25%[2]	0.23%	0.23%	0.23%	0.22%	0.22%
Net investment income (loss)	4.89%[2]	4.82%	3.34%	1.37%	0.92%	1.53%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IN	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.49%	4.84%	3.20%	1.31%	0.84%	1.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,933	$6,061	$150,371	$6,780	$9,622	$11,316
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.35%[2]	0.32%	0.33%	0.33%	0.31%	0.32%
Expenses excluding waivers/reimbursements
and expense reductions	0.35%[2]	0.32%	0.33%	0.33%	0.31%	0.33%
Net investment income (loss)	4.91%[2]	4.42%	3.56%	1.31%	0.80%	1.13%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.41%	4.69%	3.05%	1.16%	0.69%	1.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,244	$33,257	$140,087	$228,903	$172,304	$239,264
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.50%[2]	0.48%	0.47%	0.48%	0.47%	0.46%
Expenses excluding waivers/reimbursements
and expense reductions	0.50%[2]	0.48%	0.47%	0.48%	0.47%	0.47%
Net investment income (loss)	4.75%[2]	4.63%	2.93%	1.22%	0.67%	1.28%

1 Year ended February 29.

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS P	(unaudited)	2007	2006	2005	2004[1]	2003

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.03)	(0.01)	0[2]	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.28%	4.42%	2.79%	0.90%	0.44%	1.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$53,463	$46,348	$259,175	$245,030	$298,590	$298,567
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.75%[3]	0.73%	0.73%	0.73%	0.72%	0.71%
Expenses excluding waivers/reimbursements
and expense reductions	0.75%[3]	0.73%	0.73%	0.73%	0.72%	0.72%
Net investment income (loss)	4.50%[3]	4.17%	2.79%	0.88%	0.42%	0.97%

1 Year ended February 29.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 26.1%
FFCB, 5.30%, 07/23/2008	$10,000,000	$10,000,000
FHLB:
5.25%, 06/11/2008	5,560,000	5,557,675
5.26%, 02/27/2008	10,000,000	10,000,000
5.30%, 05/29/2008	25,000,000	24,998,169
FRN, 4.36%, 09/05/2007	35,000,000	35,000,000
FHLMC:
5.25%, 12/26/2007	10,000,000	10,000,000
5.30%, 02/06/2008	5,530,000	5,529,773
FNMA:
5.24%, 09/04/2007 ±	57,850,000	57,850,000
5.24%, 10/01/2007 ±	50,000,000	49,805,938
5.24%, 11/01/2007 ±	10,390,185	10,303,641
5.28%, 11/01/2007 ±	15,066,000	14,939,902

Total U.S. Government & Agency Obligations (cost $233,985,098)		233,985,098

REPURCHASE AGREEMENTS^^ 74.0%
ABN AMRO, Inc., 5.30%, dated 08/31/2007, maturing 09/04/2007, maturity value
$35,020,611 (1)	35,000,000	35,000,000
Bank of America Corp., 5.20%, dated 08/31/2007, maturing 09/04/2007, maturity
value $200,115,556 (2)	200,000,000	200,000,000
Barclays Capital, Inc., 5.25%, dated 08/31/2007, maturing 09/04/2007, maturity
value $200,116,667 (3)	200,000,000	200,000,000
Deutsche Bank AG, 5.30%, dated 08/31/2007, maturing 09/04/2007, maturity
value $210,123,667 (4)	210,000,000	210,000,000
State Street Corp., 4.95%, dated 08/31/2007, maturing 09/04/2007, maturity
value $18,884,075 (5)	18,873,694	18,873,694

Total Repurchase Agreements (cost $663,873,694)		663,873,694

Total Investments (cost $897,858,792) 100.1%		897,858,792
Other Assets and Liabilities (0.1%)		(1,038,344)

Net Assets 100.0%		$896,820,448

±	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
	(1)	$28,747,000 U.S. Treasury Bond, 6.875%, 8/15/2025, value including accrued interest is $35,700,874.
	(2)	$6,245,000 FFCB, 4.70%, 1/3/2012, value including accrued interest is $6,284,482;
$74,083,000 FHLB, 0.00% to 5.375%, 1/30/2008 to 6/13/2014, value including accrued interest is $74,534,675;
$95,429,000 FHLMC, 0.00% to 6.625%, 10/19/2007 to 7/17/2015, value including interest is $96,182,285;
$21,385,000 FNMA, 5.125% to 5.55%, 9/2/2008 to 4/15/2011, value including accrued interest is $21,888,544;
$6,918,000 U.S. Treasury STRIPS, 0.00%, 7/15/2014, value is $5,110,742.
	(3)	$200,125,000 FHLB, 5.24%, 2/11/2009, value including accrued interest is $200,004,925.
	(4)	$52,664,000 FFCB, 3.375%, 7/15/2008, value including accrued interest is $52,166,984;
$30,000,000 FHLB, 5.29%, 12/15/2008, value including accrued interest is $30,494,333;
$65,840,000 FHLMC, 5.75% to 7.53%, 1/15/2012 to 12/27/2021, value including accrued interest is $64,767,459;
$65,382,000 FNMA, 5.25%, 8/1/2012, value including accrued interest is $66,771,694.
	(5)	$16,690,000 U.S. Treasury Bond, 6.25%, 8/15/2023, value including accrued interest is $19,377,974.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

The following table shows the percent of total investments by credit quality as of August 31, 2007:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2007:

2-7 days	84.3%
8-60 days	5.6%
61-120 days	3.9%
121-240 days	1.7%
241+ days	4.5%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007 (unaudited)

Assets
Investments in securities	$233,985,098
Investments in repurchase agreements	663,873,694

Investments at amortized cost	897,858,792
Interest receivable	1,484,060
Prepaid expenses and other assets	22,764

Total assets	899,365,616

Liabilities
Dividends payable	2,444,819
Advisory fee payable	11,749
Distribution Plan expenses payable	3,691
Due to other related parties	6,074
Accrued expenses and other liabilities	78,835

Total liabilities	2,545,168

Net assets	$896,820,448

Net assets represented by
Paid-in capital	$896,659,595
Undistributed net investment income	693,949
Accumulated net realized losses on investments	(533,096)

Total net assets	$896,820,448

Net assets consists of
Class I	$811,180,332
Class IN	5,932,994
Class IS	26,244,413
Class P	53,462,709

Total net assets	$896,820,448

Shares outstanding (unlimited number of shares authorized)
Class I	811,040,772
Class IN	5,917,818
Class IS	26,213,402
Class P	53,479,819

Net asset value per share
Class I	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2007 (unaudited)

Investment income
Interest	$15,485,590

Expenses
Advisory fee	354,564
Distribution Plan expenses
Class IN	2,953
Class IS	27,204
Class P	138,108
Administrative services fee	177,282
Transfer agent fees	19,446
Trustees’ fees and expenses	6,674
Printing and postage expenses	9,101
Custodian and accounting fees	75,991
Registration and filing fees	46,206
Professional fees	15,881
Other	34,994

Total expenses	908,404
Less: Expense reductions	(9,501)

Net expenses	898,903

Net investment income	14,586,687

Net realized gains on investments	435

Net increase in net assets resulting from operations	$14,587,122

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
	August 31, 2007		Year Ended
	(unaudited)		February 28, 2007(a)

Operations
Net investment income		$14,586,687		$40,851,218
Net realized gains on investments		435		6,892

Net increase in net assets resulting
from operations		14,587,122		40,858,110

Distributions to shareholders from
Net investment income
Class I		(12,680,795)		(24,531,107)
Class IN		(151,431)		(1,831,479)
Class IS		(517,053)		(10,063,333)
Class P		(1,241,681)		(4,178,944)
Class RV		0		(13,482)
Class RC		0		(7,168)

Total distributions to shareholders		(14,590,960)		(40,625,513)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	3,300,729,465	3,300,729,465	6,344,657,455	6,344,657,455
Class IN	707,165	707,165	274,920,602	274,920,602
Class IS	34,739,498	34,739,498	915,577,383	915,577,383
Class P	30,938,873	30,938,873	97,004,554	97,004,554
Class RV	0	0	1,747,098	1,747,098
Class RC	0	0	146,941	146,941

		3,367,115,001		7,634,054,033

Net asset value of shares issued
in reinvestment of distributions
Class I	2,576,561	2,576,561	4,443,962	4,443,962
Class IN	63,863	63,863	149,252	149,252
Class IS	300,236	300,236	7,398,180	7,398,180
Class P	1,150,178	1,150,178	1,164,916	1,164,916

		4,090,838		13,156,310

Payment for shares redeemed
Class I	(2,964,525,472)	(2,964,525,472)	(6,572,751,660)	(6,572,751,660)
Class IN	(892,236)	(892,236)	(419,399,764)	(419,399,764)
Class IS	(42,052,601)	(42,052,601)	(1,029,852,447)	(1,029,852,447)
Class P	(24,974,093)	(24,974,093)	(311,036,239)	(311,036,239)
Class RV	0	0	(2,389,027)	(2,389,027)
Class RC	0	0	(783,159)	(783,159)

		(3,032,444,402)		(8,336,212,296)

Net increase (decrease) in net assets
resulting from capital share
transactions		338,761,437		(689,001,953)

Total increase (decrease) in
net assets		338,757,599		(688,769,356)
Net assets
Beginning of period		558,062,849		1,246,832,205

End of period		$896,820,448		$558,062,849

Undistributed net investment income		$693,949		$698,222

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.12% and declining to 0.10% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.10% of the average daily net assets for Class IN shares and 0.50% of the average daily net assets for Class P shares.

5. INVESTMENT TRANSACTIONS

On August 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2007, the Fund had $533,500 in capital loss carryovers for federal income tax purposes with $85,286 expiring in 2013, $384,732 expiring in 2014 and $63,482 expiring in 2015.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2007, the Fund incurred and elected to defer post-October losses of $31.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended August 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities,

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567760 rv4 10/2007

Evergreen Prime Cash Management Money Market Fund

Evergreen

PRIME CASH MANAGEMENT MONEY MARKET FUND

Semiannual Report
as of August 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Prime Cash Management Money Market Fund for the six-month period ended August 31, 2007.

The domestic equity and fixed income markets produced modest, but still positive, returns during the six-month period. Stock prices tended to rise early in the period, maintaining a rally driven by better-than-expected corporate profits, strong global growth trends and brisk activity by private equity investors. However, equities fell back in a mid-summer market sell-off triggered by concerns about weakness in the housing industry and by worries that problems in the subprime mortgage market might lead to weakness in the economy. Stocks recovered somewhat in August as investors reacted positively to early signals that the Federal Reserve Board (the “Fed”) cut the discount rate — the rate at which the Fed lends to banks — and signaled that it was prepared to act to maintain liquidity in the financial markets. The bond market also saw considerable volatility as investors worried that inflationary pressures might increase and that the difficulties in the subprime mortgage industry might signal additional deterioration in credit quality. Interest rates of longer-maturity bonds rose and their prices declined. At the same time, the spreads — or yield advantages — of lower-quality corporate bonds began to widen as investors preferred higher-quality bonds, especially Treasuries. However, the fixed income markets also appeared to stabilize in August 2007 with the Fed’s indications of its willingness to intervene.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy

1

LETTER TO SHAREHOLDERS continued

showed healthy growth over the six-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. GDP grew at just a 0.6% pace in the first quarter of 2007, but then reaccelerated to a rate of 3.8% in the second quarter before exhibiting signs of a moderation in the beginning of the third quarter of 2007. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August. Over the six-month period, the Fed kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate by half a percentage point in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s money market funds continued to focus on capital preservation and competitive income through investments in high quality, short-term securities.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)

Class inception date	12/2/1993	6/13/2003

Nasdaq symbol	EPRXX	EADXX

6-month return	2.64%	2.62%

Average annual return

1-year	5.32%	5.26%

5-year	2.88%	2.83%

10-year	3.86%	3.84%

7-day annualized yield	5.26%	5.21%

30-day annualized yield	5.19%	5.14%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2007, there were 393 funds in the Lipper Institutional Money Markets Category. Lipper, Inc., is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS and P prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

			Lipper	Merrill Lynch
			Institutional	3-Month
Investor	Institutional	Participant	Money	U.S.
Shares	Service Shares	Shares	Markets	Treasury
(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

6/13/2003	6/13/2003	6/13/2003

ESNXX	ESSXX	ERPXX

2.59%	2.51%	2.39%	2.56%	2.70%

5.21%	5.05%	4.79%	5.13%	5.29%

2.79%	2.66%	2.45%	2.68%	2.89%

3.82%	3.75%	3.64%	3.69%	3.80%

5.16%	5.01%	4.76%	N/A	N/A

5.09%	4.94%	4.69%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,026.43	$ 0.92
Class AD	$ 1,000.00	$ 1,026.17	$ 1.12
Class IN	$ 1,000.00	$ 1,025.91	$ 1.43
Class IS	$ 1,000.00	$ 1,025.14	$ 2.19
Class P	$ 1,000.00	$ 1,023.85	$ 3.46
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.23	$ 0.92
Class AD	$ 1,000.00	$ 1,024.03	$ 1.12
Class IN	$ 1,000.00	$ 1,023.73	$ 1.42
Class IS	$ 1,000.00	$ 1,022.97	$ 2.19
Class P	$ 1,000.00	$ 1,021.72	$ 3.46

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.18% for Class I, 0.22% for Class AD, 0.28% for Class IN, 0.43% for Class IS and 0.68% for
Class P), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,					Year Ended
	August 31, 2007						November 30,
CLASS I	(unaudited)	2007	2006	2005	2004[1]	2003[2]	2002[3]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.05	0.03	0.01	0.01	0	0.02

Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.03)	(0.01)	(0.01)	0[4]	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.64%	5.15%	3.40%	1.47%	1.00%	0.34%	1.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,819,805	$3,885,124	$1,628,761	$1,326,061	$1,435,550	$1,763,107	$1,716,949
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.18%[5]	0.20%	0.24%	0.24%	0.22%	0.18%[5]	0.18%
Expenses excluding waivers/reimbursements
and expense reductions	0.29%[5]	0.30%	0.31%	0.34%	0.41%	0.38%[5]	0.38%
Net investment income (loss)	5.20%[5]	5.12%	3.42%	1.47%	1.00%	1.37%[5]	1.80%

1 Year ended February 29.

2 For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

3 As of the close of business on June 7, 2002, the Fund acquired the net assets of Wachovia Prime Cash Management Fund (“Wachovia Fund”). Wachovia Fund was the accounting and performance survivor in this transaction . The financial highlights for the period prior to June 10, 2002 are those of Wachovia Fund.

4 Amount represents less than $0.005 per share.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS AD	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03[2]	0.05[2]	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.62%	5.10%	3.35%	1.42%	0.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 304	$ 1	$ 1	$ 1	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.22%[3]	0.25%	0.29%	0.28%	0.07%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.33%[3]	0.35%	0.36%	0.38%	0.26%[3]
Net investment income (loss)	5.17%[3]	5.11%	3.30%	1.23%	0.22%[3]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IN	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.59%	5.05%	3.30%	1.37%	0.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$29,212	$17,838	$20,792	$37,096	$42,113
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.28%[2]	0.29%	0.34%	0.34%	0.33%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.39%[2]	0.39%	0.41%	0.44%	0.52%[2]
Net investment income (loss)	5.10%[2]	4.92%	3.25%	1.40%	0.81%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.51%	4.89%	3.15%	1.22%	0.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$284,744	$301,367	$195,900	$176,338	$115,373
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.43%[2]	0.44%	0.49%	0.49%	0.49%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.54%[2]	0.54%	0.56%	0.59%	0.68%[2]
Net investment income (loss)	4.96%[2]	4.81%	3.16%	1.32%	0.67%[2]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2007
CLASS P	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.05	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.03)	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.39%	4.63%	2.89%	0.96%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,258	$28,973	$22,927	$24,043	$34,032
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.68%[3]	0.69%	0.74%	0.74%	0.74%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.79%[3]	0.79%	0.81%	0.84%	0.93%[3]
Net investment income (loss)	4.71%[3]	4.47%	2.84%	0.92%	0.42%[3]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 7.2%
Abbey National plc, 5.35%, 10/24/2007	$ 30,000,000	$29,999,799
Barclays Bank plc:
5.29%, 09/04/2007	50,000,000	49,999,098
5.35%, 05/09/2008	25,000,000	25,000,000
Credit Suisse First Boston Corp., 5.41%, 09/20/2007	40,000,000	40,000,000
Deutsche Bank AG, 5.40%, 09/04/2007	75,000,000	75,000,000
Royal Bank of Canada, 5.42%, 02/07/2008	50,000,000	50,000,000
SunTrust Banks, Inc., 5.51%, 09/19/2007	76,420,000	76,421,923
U.S. Trust Co. of New York, 5.57%, 09/12/2007	25,000,000	25,000,000

Total Certificates of Deposit (cost $371,420,820)		371,420,820

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
Floating-rate 1.6%
Paragon Mtge. plc, Ser. 13A, Class A1, 5.62%, 09/17/2007 144A +
(cost $80,017,504)	80,017,504	80,017,504

COMMERCIAL PAPER 49.2%
Asset-Backed 22.9%
Anglesea Funding, LLC:
5.17%, 09/05/2007	31,000,000	30,995,552
5.27%, 12/03/2007	45,000,000	44,407,687
5.29%, 10/09/2007	15,000,000	14,922,854
Barton Capital Corp., 6.25%, 09/17/2007	100,000,000	99,774,306
Broadhollow Funding, LLC:
5.66%, 12/07/2007 +	45,000,000	45,000,000
5.75%, 09/24/2007 +	30,000,000	30,000,000
5.82%, 12/13/2007 +	25,000,000	25,000,000
Chesham Finance, LLC:
5.12%, 01/04/2008	35,000,000	34,393,067
5.16%, 07/08/2008	25,000,000	23,897,403
5.28%, 10/05/2007	50,000,000	49,772,667
Ebury Finance, LLC:
5.20%, 10/10/2007	35,000,000	34,818,000
5.33%, 09/21/2007	52,700,000	52,567,357
Fairway Finance Corp., 6.30%, 09/28/2007	100,000,000	99,580,000
Falcon Asset Securitization Co., LLC, 5.75%, 09/04/2007	75,000,000	75,000,000
Fenway Funding, LLC:
5.19%, 09/21/2007	40,000,000	39,901,967
5.22%, 10/30/2007	27,325,000	27,103,121
Gemini Securitization Corp.:
5.75%, 09/04/2007	75,000,000	75,000,000
6.15%, 09/28/2007	50,246,000	50,039,991
Morrigan Trust Funding, LLC, 5.24%, 01/17/2008	25,000,000	24,508,750
Rams Funding, LLC, 5.14%, 02/11/2008	25,000,000	25,000,000
Thunder Bay Funding, LLC, 6.20%, 09/14/2007	87,367,000	87,216,535
Windmill Funding Corp., 5.75%, 09/04/2007	150,000,000	150,000,000
Yorktown Capital, LLC, 6.23%, 10/29/2007	50,000,000	49,524,097

		1,188,423,354

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Capital Markets 1.5%
Merrill Lynch & Co., Inc., 5.28%, 09/04/2007	$ 75,000,000	$75,000,000

Commercial Banks 21.0%
Bayerische Landesbank, 5.35%, 09/04/2007	100,000,000	100,000,000
Danske Corp., 5.43%, 09/13/2007	100,000,000	99,864,250
Depfa Bank plc, 5.67%, 10/01/2007	100,000,000	99,575,125
Dresdner U.S. Finance, Inc., 5.47%, 09/06/2007	125,000,000	124,962,014
Erste Finance, LLC, 5.50%, 09/06/2007	100,000,000	99,969,445
Landesbank Baden-Wurttemberg, 5.63%, 10/03/2007	100,000,000	99,546,473
Natexis Banques Populaires, 5.19%, 09/04/2007	70,000,000	70,000,000
National Australia Funding Delaware, Inc., 5.18%, 09/06/2007	100,000,000	99,971,222
Natixis, 5.50%, 09/21/2007	85,000,000	84,779,236
Rabobank USA Finance Corp., 5.45%, 09/06/2007	68,444,000	68,423,277
Swedbank AB, 5.52%, 09/07/2007	90,000,000	89,958,600
Wells Fargo & Co., 5.30%, 09/10/2007	50,000,000	49,955,833

		1,087,005,475

Diversified Financial Services 2.4%
Bank of America Corp., 5.14%, 11/13/2007	75,000,000	74,251,146
ING U.S. Funding, LLC, 5.30%, 09/10/2007	50,000,000	49,955,833

		124,206,979

Thrifts & Mortgage Finance 1.4%
Northern Rock plc, 5.64%, 09/06/2007	75,000,000	74,976,500

Total Commercial Paper (cost $2,549,612,308)		2,549,612,308

CORPORATE BONDS 27.2%
Capital Markets 7.8%
Bear Stearns Cos., FRN:
5.33%, 09/04/2007	25,000,000	25,000,000
5.51%, 10/29/2007	30,000,000	30,019,032
5.61%, 09/14/2007 144A	100,000,000	100,000,000
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	50,000,000	50,000,000
Lehman Brothers Holdings, Inc., FRN, 5.49%, 09/26/2008	75,000,000	75,000,000
Merrill Lynch & Co., Inc., FRN:
5.51%, 09/24/2007	100,000,000	100,000,000
5.62%, 09/17/2007	25,000,000	25,000,000

		405,019,032

Commercial Banks 5.4%
Marshall & Ilsley Corp., 5.16%, 12/17/2007	145,000,000	144,945,163
Royal Bank of Canada:
5.40%, 10/16/2007	50,000,000	50,000,000
FRN, 5.30%, 09/06/2007 144A	35,000,000	35,000,000
Wells Fargo & Co., FRN, 5.40%, 09/10/2007	50,000,000	50,023,993

		279,969,156

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
Consumer Finance 9.3%
American Express Co., FRN:
5.51%, 09/11/2007	$ 50,000,000	$50,000,000
5.54%, 09/17/2007	50,000,000	49,996,912
American Honda Finance Corp., FRN, 5.29%, 09/20/2007 144A	50,000,000	50,000,000
Beta Finance, Inc., FRN, 5.09%, 09/05/2007 144A	70,000,000	70,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.32%, 09/04/2007	75,000,000	75,000,000
General Electric Capital Corp., FRN:
5.30%, 08/22/2008	45,000,000	45,000,000
5.69%, 09/17/2007	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN, 5.30%, 09/04/2007	100,000,000	100,000,000

		479,996,912

Diversified Consumer Services 0.2%
AARP, FRN, 5.60%, 09/06/2007	10,000,000	10,000,000

Diversified Financial Services 2.1%
SF Tarns, LLC, FRN, 5.61%, 09/06/2007	16,280,000	16,280,000
Sigma Finance, Inc., FRN:
5.11%, 09/05/2007 144A	60,000,000	60,000,000
5.38%, 04/23/2008 144A	35,000,000	35,000,000

		111,280,000

Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc., 5.93%, 06/01/2008	75,000,000	75,320,480

Insurance 1.0%
Allstate Corp., FRN, 5.51%, 09/27/2007	25,000,000	25,000,000
Genworth Financial, Inc., FRN, 5.53%, 09/11/2007 144A	25,000,000	25,000,000

		50,000,000

Total Corporate Bonds (cost $1,411,585,580)		1,411,585,580

FUNDING AGREEMENTS 2.2%
Metropolitan Life Funding Agreement, 5.43%, 10/15/2007 +	25,000,000	25,000,000
New York Life Funding Agreement, 5.37%, 09/04/2007 +	25,000,000	25,000,000
Transamerica Occidental Funding Agreement:
5.51%, 09/01/2007 +	50,000,000	50,000,000
5.52%, 09/01/2007 +	15,000,000	15,000,000

Total Funding Agreements (cost $115,000,000)		115,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.4%
FHLB, 5.375%, 02/28/2008 (cost $20,000,000)	20,000,000	20,000,000

YANKEE OBLIGATIONS - CORPORATE 4.9%
Commercial Banks 3.9%
Bank of Ireland, FRN, 5.53%, 09/14/2007 144A	50,000,000	50,000,000
HBOS plc, FRN, 5.58%, 11/20/2007 144A	50,000,000	50,000,000
HSH Nordbank AG, FRN, 5.52%, 09/21/2007 144A	75,000,000	75,000,000
MBNA Europe Funding plc, FRN, 5.46%, 09/07/2007 144A	30,000,000	30,000,313

		205,000,313

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
Diversified Financial Services 1.0%
Calyon, 5.40%, 05/14/2008	$ 50,000,000	$50,000,000

Total Yankee Obligations - Corporate (cost $255,000,313)		255,000,313

TIME DEPOSITS 6.1%
Societe Generale, 5.125%, 09/04/2007	200,000,000	200,000,000
State Street Corp., 4.00%, 09/04/2007	67,568,495	67,568,495
SunTrust Banks, Inc., 5.32%, 09/04/2007	50,000,000	50,000,000

Total Time Deposits (cost $317,568,495)		317,568,495

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Cash Reserves Fund, Class L, 5.14% q	1,081,916	1,081,916
Federated Prime Value Obligations Fund, Class IS, 5.33% q	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund, Class IS, 3.69% q	62,210	62,210

Total Mutual Fund Shares (cost $1,419,922)		1,419,922

Total Investments (cost $5,121,624,942) 98.8%		5,121,624,942
Other Assets and Liabilities 1.2%		62,698,249

Net Assets 100.0%		$5,184,323,191

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of August 31, 2007:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2007:

1 day	1.3%
2-7 days	39.5%
8-60 days	41.3%
61-120 days	7.5%
121-240 days	4.7%
241 + days	5.7%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007 (unaudited)

Assets
Investments at amortized cost	$5,121,624,942
Cash	46,023,431
Receivable for Fund shares sold	5,000,000
Interest receivable	28,593,810
Prepaid expenses and other assets	184,235

Total assets	5,201,426,418

Liabilities
Dividends payable	16,850,011
Advisory fee payable	14,749
Distribution Plan expenses payable	10,835
Due to other related parties	39,017
Accrued expenses and other liabilities	188,615

Total liabilities	17,103,227

Net assets	$5,184,323,191

Net assets represented by
Paid-in capital	$5,184,948,523
Undistributed net investment income	250,997
Accumulated net realized losses on investments	(876,329)

Total net assets	$5,184,323,191

Net assets consists of
Class I	$4,819,804,963
Class AD	304,132
Class IN	29,212,291
Class IS	284,744,095
Class P	50,257,710

Total net assets	$5,184,323,191

Shares outstanding (unlimited number of shares authorized)
Class I	4,820,275,614
Class AD	304,130
Class IN	29,232,747
Class IS	284,825,325
Class P	50,266,998

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2007 (unaudited)

Investment income
Interest	$127,467,469

Expenses
Advisory fee	4,566,989
Distribution Plan expenses
Class AD	29
Class IN	47,762
Class IS	386,223
Class P	184,815
Administrative services fee	1,421,449
Transfer agent fees	119,856
Trustees’ fees and expenses	52,393
Printing and postage expenses	14,371
Custodian and accounting fees	581,178
Registration and filing fees	156,329
Professional fees	44,977
Other	39,196

Total expenses	7,615,567
Less: Expense reductions	(51,509)
Fee waivers	(2,722,053)

Net expenses	4,842,005

Net investment income	122,625,464

Net realized gains or losses on investments
Net realized losses on investments	(185,905)
Net increase from payment by affiliate for losses realized on securities	111,153

Net realized losses on investments	(74,752)

Net increase in net assets resulting from operations	$122,550,712

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2007		Year Ended
	(unaudited)		February 28, 2007(a)

Operations
Net investment income		$122,625,464		$203,445,770
Net realized losses on investments		(74,752)		(103,272)

Net increase in net assets resulting
from operations		122,550,712		203,342,498

Distributions to shareholders from
Net investment income
Class I		(110,690,850)		(189,496,741)
Class AD		(3,000)		(24,107)
Class IN		(2,434,890)		(862,602)
Class IS		(7,655,104)		(12,235,648)
Class P		(1,738,005)		(660,277)
Class RV		0		(45,402)
Class RC		0		(1,636)

Total distributions to shareholders		(122,521,849)		(203,326,413)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	13,400,809,482	13,400,809,482	30,026,758,326	30,026,758,326
Class AD	300,000	300,000	2,906,305	2,906,305
Class IN	206,482,007	206,482,007	148,581,705	148,581,705
Class IS	732,557,497	732,557,497	2,099,697,884	2,099,697,884
Class P	220,039,644	220,039,644	74,644,666	74,644,666
Class RV	0	0	17,323,443	17,323,443
Class RC	0	0	1,244,325	1,244,325

		14,560,188,630		32,371,156,654

Net asset value of shares issued in
reinvestment of distributions
Class I	45,029,954	45,029,954	81,805,424	81,805,424
Class AD	3,000	3,000	17,889	17,889
Class IN	2,196,747	2,196,747	362,224	362,224
Class IS	652,297	652,297	679,230	679,230
Class P	1,387,119	1,387,119	314,193	314,193
Class RC	0	0	546	546

		49,269,117		83,179,506

Payment for shares redeemed
Class I	(12,511,185,436)	(12,511,185,436)	(27,852,217,763)	(27,852,217,763)
Class AD	0	0	(2,924,138)	(2,924,138)
Class IN	(197,303,658)	(197,303,658)	(151,897,329)	(151,897,329)
Class IS	(749,834,497)	(749,834,497)	(1,994,908,436)	(1,994,908,436)
Class P	(200,142,290)	(200,142,290)	(68,912,169)	(68,912,169)
Class RV	0	0	(21,200,530)	(21,200,530)
Class RC	0	0	(1,254,763)	(1,254,763)

		(13,658,465,881)		(30,093,315,128)

Net increase in net assets resulting
from capital share transactions		950,991,866		2,361,021,032

Total increase in net assets		951,020,729		2,361,037,117
Net assets
Beginning of period		4,233,302,462		1,872,265,345

End of period		$5,184,323,191		$4,233,302,462

Undistributed net investment income		$250,997		$147,382

(a) Effective at the close of business on December 15, 2006, Class RV and Class RC shares of the Fund were liquidated.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.20% and declining to 0.15% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $2,722,053.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

On August 17, 2007, Wachovia purchased $110,000,000 of securities from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $111,153 and is reflected in the Statement of Operations as a payment by affiliate for losses realized on securities.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%

5. INVESTMENT TRANSACTIONS

On August 31, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of February 28, 2007, the Fund had $800,115 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2011	2012	2013	2014	2015

$143	$40,707	$1,217	$25,697	$21,179	$580,777	$130,395

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2007, the Fund incurred and elected to defer post-October losses of $1,462.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended August 31, 2007, the Fund had no borrowings.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567761 rv4 10/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567761  rv4  10/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: November 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: November 5, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: November 5, 2007